                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                               File No. 33-14363
                                                               File No. 811-5162


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

                  Pre-Effective Amendment No. __                           [ ]

                  Post-Effective Amendment No. 23                          [X]
                                              ---
                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

                  Amendment No. 23
                              ---

                        DELAWARE GROUP PREMIUM FUND, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


              1818 Market Street, Philadelphia, Pennsylvania               19103
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               (Address of Principal Executive Offices)               (Zip Code)

Registrant's Telephone Number, including Area Code:               (215) 751-2923
                                                                  --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                            May 14, 1998
                                                              -----------------

It is proposed that this filing will become effective:

          _____     immediately upon filing pursuant to paragraph (b)
          _____     on (date)  pursuant to paragraph (b)
          __X__     60 days after filing pursuant to paragraph (a)(1)
          _____     on (date) pursuant to paragraph (a)(1)
          _____     75 days after filing pursuant to paragraph (a)(2)
          _____     on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                      Title of Securities Being Registered
                      ------------------------------------
                                   REIT Series

                             --- C O N T E N T S ---



This Post-Effective Amendment No. 23 to Registration File No. 33-14363 includes the following:


      1.     Facing Page

      2.     Contents Page

      3.     Cross-Reference Sheet

      4.     Part A - Prospectus

      5.     Part B - Statement of Additional Information

      6.     Part C - Other Information

      7.     Signatures

                              CROSS-REFERENCE SHEET

                                     PART A

Item No.     Description                                                                  Location in Prospectus
--------     -----------                                                                  ----------------------

 1           Cover Page .........................................................                Cover

 2           Synopsis ...........................................................              Synopsis

 3           Condensed Financial Information ....................................                 N/A

 4           General Description of Registrant ..................................      Investment Objectives and
                                                                                     Policies; Description of Fund
                                                                                     Shares; Other Considerations

 5           Management of the Fund ...........................................         Management of the Fund

 6           Capital Stock and Other Securities ...............................      Dividends and Distributions;
                                                                                         Taxes; Description of
                                                                                              Fund Shares

 7           Purchase of Securities Being Offered .............................     Cover; Purchase and Redemption;
                                                                                  Calculation of Offering Price and
                                                                                      Net Asset Value Per Share;
                                                                                        Management of the Fund

 8           Redemption or Repurchase .........................................         Purchase and Redemption

 9           Legal Proceedings ................................................                  None


                              CROSS-REFERENCE SHEET

                                     PART B


                                                                                          Location in Statement of
Item No.     Description                                                                   Additional Information
--------     -----------                                                                  ------------------------

10           Cover Page .........................................................                Cover

11           Table of Contents ..................................................          Table of Contents

12           General Information and History ....................................         General Information

13           Investment Objectives and Policies .................................        Investment Objective
                                                                                             and Policies

14           Management of the Registrant .......................................       Officers and Directors

15           Control Persons and Principal Holders of Securities ................       Officers and Directors

16           Investment Advisory and Other Services .............................        Investment Management
                                                                                        Agreement; Officers and
                                                                                          Directors; General
                                                                                              Information

17           Brokerage Allocation ...............................................   Trading Practices and Brokerage

18           Capital Stock and Other Securities .................................  Capitalization and Noncumulative
                                                                                        Voting (under General
                                                                                             Information)

19           Purchase, Redemption and Pricing of Securities
             Being Offered ......................................................           Offering Price

20           Tax Status .........................................................         Accounting and Tax
                                                                                             Issues; Taxes

21           Underwriters .......................................................        Investment Management
                                                                                               Agreement

22           Calculation of Performance Data ....................................       Performance Information

23           Financial Statements ...............................................                 N/A



                              CROSS-REFERENCE SHEET

                                     PART C



Item No.     Description                                                                    Location in Part C
--------     -----------                                                                  ------------------------

24           Financial Statements and Exhibits...................................               Item 24

25           Persons Controlled by or under Common
                Control with Registrant..........................................               Item 25

26           Number of Holders of Securities.....................................               Item 26

27           Indemnification.....................................................               Item 27

28           Business and Other Connections of Investment Adviser................               Item 28

29           Principal Underwriters..............................................               Item 29

30           Location of Accounts and Records....................................               Item 30

31           Management Services.................................................               Item 31

32           Undertakings........................................................               Item 32


(DGPF-REIT)

--------------------------------------------------------------------------------

                                                                      PROSPECTUS
                                                                     MAY 1, 1998
--------------------------------------------------------------------------------


DELAWARE GROUP

--------------------------------------------------------------------------------


PREMIUM FUND, INC.

--------------------------------------------------------------------------------


REIT SERIES

--------------------------------------------------------------------------------


1818 Market Street
Philadelphia, PA  19103

--------------------------------------------------------------------------------


TABLE OF CONTENTS

--------------------------------------------------------------------------------

Cover Page
--------------------------------------------------------------------------------

Synopsis
--------------------------------------------------------------------------------

Investment Objective and Policies
         Introduction
         Investment Strategy
         Special Risk Factors
--------------------------------------------------------------------------------

Purchase and Redemption
--------------------------------------------------------------------------------

Dividends and Distributions
--------------------------------------------------------------------------------

Taxes
--------------------------------------------------------------------------------

Calculation of Offering Price and Net Asset Value Per Share
--------------------------------------------------------------------------------

Management of the Fund
         Performance Information
         Distribution and Service
         Expenses
         Description of Fund Shares
--------------------------------------------------------------------------------

Other Considerations
--------------------------------------------------------------------------------

(DGPF-REIT)



         This Prospectus describes the REIT Series (the "Series") of Delaware Group Premium Fund, Inc. (the "Fund"). The Series' objective is to seek to achieve maximum long-term total return. Capital appreciation is a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry. This Series has the same objective and investment discipline as The Real Estate Investment Trust Portfolio and The Real Estate Investment Trust Portfolio II of Delaware Pooled Trust, Inc., separate Delaware Investments funds, which also invest in securities of companies primarily engaged in the real estate industry.


         The shares of the Fund are sold only to separate accounts of life insurance companies ("life companies"). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies ("variable contracts"). The separate accounts invest in shares of the Series in accordance with allocation instructions received from contract owners. Although the Series will constantly strive to attain its objective, there can be no assurance that it will be attained.

         This Prospectus sets forth information that you should read and consider before you invest. Please retain it for future reference. Part B of the Fund's registration statement, dated May 1, 1998, as it may be amended from time to time, contains additional information about the Series and has been filed with the Securities Exchange Commission. Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. (the "Distributor") at the above address or by calling 1-800-523-1918. The Series' financial statements will appear in the Fund's Annual Report, and will accompany any response to requests for Part B. The Securities and Exchange Commission also maintains a Web site (http://www.sec.gov) that contains Part B, material we incorporated by reference, and other information regarding registrants that electronically file with the Securities and Exchange Commission.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE SERIES ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE SERIES ARE NOT BANK OR CREDIT UNION DEPOSITS.

(DGPF-REIT)


SYNOPSIS

Investment Objective
         The investment objective of the Series is to seek to achieve maximum long-term total return. Capital appreciation is a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry. Under normal circumstances, at least 65% of the Series' total assets will be invested in equity securities of real estate investment trusts ("REITs"). For further details, see Investment Objective and Policies and Other Considerations.

Risk Factors and Special Considerations
         The Series concentrates its investments in the real estate industry, so its net asset value can be expected to fluctuate in light of factors affecting that industry and may fluctuate more widely than a portfolio that invests in a broader range of industries. By investing primarily in securities of REITs, the Series is also subject to interest rate risk.

         The Series may invest up to 10% of its total assets in foreign securities, including securities of issuers in emerging markets. Those securities pose special risks that do not typically arise in connection with investments in U.S. securities.

         The Series may use futures contracts, options on futures contracts and options on stock and may engage in foreign currency options and futures transactions for hedging purposes. There are special risks that result from the use of options and futures.

         The Series is considered a nondiversified investment company under the Investment Company Act of 1940 (the "1940 Act") and may be subject to greater risks than if the Series were diversified. A nondiversified portfolio of securities is believed to be subject to greater risk because adverse effects on the portfolio's security holdings may affect a larger portion of its overall assets.

         See Investment Objective and Policies concerning these and other investment policies of the Series.


Investment Manager, Distributor and Service Agent

         Delaware Management Company (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of the Board of Directors. The Manager also provides investment management services to certain of the other funds in Delaware Investments. Lincoln Investment Management, Inc. ("Lincoln" or "Sub-Adviser"), a wholly owned subsidiary of Lincoln National Corporation, acts as sub-adviser to the Manager with respect to the Fund. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Investments family. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Investments. See Management of the Fund for further information regarding the Manager and the Sub-Adviser and the fees payable under the Fund's Investment Management Agreement and Sub-Advisory Agreement.


Open-End Investment Company
         The Fund was organized as a Maryland corporation on February 19, 1987, and is an open-end management investment company. See Shares under Management of the Fund.

INVESTMENT OBJECTIVE AND POLICIES

(DGPF-REIT)


INTRODUCTION
         The Fund, a corporation organized in Maryland on February 19, 1987, is an open-end management investment company offering multiple series of shares. This Prospectus offers shares of the REIT Series.

         The objective of the Series is to seek to achieve maximum long-term total return. Capital appreciation is a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry. The Series is considered a nondiversified investment company under the 1940 Act and may be subject to greater risks than if the Series were diversified. A nondiversified portfolio of securities is believed to be subject to greater risk because adverse effects on the portfolio's security holdings may affect a larger portion of its overall assets.

         The Series may be suitable for the patient investor interested in long-term capital appreciation with the potential for current income. Investors should be willing to accept the risks associated with investments in a portfolio of equity securities and convertible securities issued by domestic and foreign issuers concentrated in the real estate industry. Because current income is a secondary objective of the Series, the Series is not suitable as an investment vehicle for investors whose primary investment goal is current income.

         The risks associated with an investment in the Series are discussed below under Special Risk Factors.

         The investment objective of the Series is described below, together with the policies the Series employs in its efforts to achieve its objective. There is no assurance that the Series will attain its objective. The investment objective of the Series is nonfundamental and may be changed by without approval of shareholders. Unless otherwise noted, the investment policies described below are not fundamental policies and may be changed without shareholder approval. Part B provides more information on the Series' investment policies and restrictions.

INVESTMENT STRATEGY

         The investment objective of the Series is to achieve maximum long-term total return. Capital appreciation is a secondary objective. The Series seeks to achieve its objectives by investing in securities of companies principally engaged in the real estate industry. Under normal circumstances, at least 65% of the Series' total assets will be invested in equity securities of real estate investment trusts ("REITs"). The Series will operate as a nondiversified fund as defined by the 1940 Act.


         As a fundamental policy, the Series will concentrate its investments in the real estate industry. The Series invests in equity securities of REITs and other real estate industry operating companies ("REOCs"). For purposes of the Series' investments, a REOC is a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate, or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing. The Series' investments in equity securities of REITs and REOCs may include, from time to time, sponsored or unsponsored American Depositary Receipts ("ADRs") actively traded in the United States. Equity securities for this purpose include common stocks, securities convertible into common stocks and securities having common stock characteristics, such as rights and warrants to purchase common stocks. The Series may also purchase preferred stock. The Series may invest up to 10% of its assets in foreign securities (not including ADRs), and in convertible securities. See Foreign Investment Information, Depositary Receipts and Convertible, Debt and Non-Traditional Equity Securities under Other Considerations for further discussion of these investment policies. The Series may also invest in mortgage-backed securities. See

(DGPF-REIT)


Mortgage-Backed Securities under Other Considerations for more detailed information about this investment policy.

         The Series may hold cash or invest in short-term debt securities and other money market instruments when, in the Manager's opinion, such holdings are prudent given then prevailing market conditions. Except when the Manager believes a temporary defensive approach is appropriate, the Series will not hold more than 5% of its total assets in cash or such short-term investments. All these short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g. AAA by S&P or Aaa by Moody's) or be of comparable quality as determined by the Manager. See Other Considerations for further details concerning these and other investment policies.


         Although as a fundamental policy the Series does not invest directly in real estate, the Series does invest primarily in REITs, and may purchase equity securities of REOCs, as well as own real estate directly as a result of a default on securities the Series owns. Thus, because the Series concentrates its investments in the real estate industry, an investment in the Series may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition; property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses, uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.


         The Series may invest without limitation in shares of REITs. REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies such as the Series, REITs are not taxed on income distributed to shareholders provided they comply with several requirements in the Internal Revenue Code of 1986, as amended (the "Code"). REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Code, and/or to maintain exemptions from the 1940 Act. By investing in REITs indirectly through the Series, a shareholder bears not only a proportionate share of the expenses of the Series, but also, indirectly, similar expenses of the REITs. For a further discussion of the risks presented by investing in REITs, see Other Considerations--REITs.

         While the Series does not intend to invest directly in real estate, the Series could, under certain circumstances, own real estate directly as a result of a default on securities that it owns. In addition, if the Series has rental income or income from the direct disposition of real property, the receipt of such income may adversely affect the Series' ability to retain its tax status as a regulated investment company.

         The Series may also, to a limited extent, enter into futures contracts on stocks, purchase or sell options on such futures, engage in certain options transactions on stocks and enter into closing transactions with respect to those activities. However, these activities will not be entered into for speculative purposes, but rather to hedge uninvested cash against movements in the prices of securities in which the Series intends to invest. Such positions will generally be eliminated when it becomes possible to invest in such securities. See Other

(DGPF-REIT)


Considerations--Futures Contracts and Options on Futures Contracts and Options for a further discussion of these investment policies.

         In connection with the Series' ability to invest up to 10% of its total assets in the securities of foreign issuers, currency considerations may present risks if the Series holds international securities. Currency considerations carry a special risk for a portfolio of international securities. In this regard, the Series may actively carry on hedging activities, and may invest in forward foreign currency exchange contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency. See Other Considerations--Forward Foreign Currency Exchange Contracts.

         The Manager does not normally intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, the Manager may take advantage of short-term opportunities that are consistent with the Series' investment objectives. It is anticipated that the annual turnover rate of the Series, under normal circumstances, will generally not exceed 100%. See Portfolio Trading Practices.

SPECIAL RISK FACTORS

         An investment in the Series entails certain risks and considerations about which an investor should be aware.

         The Series may invest up to 10% of its total assets in securities of foreign issuers which normally are denominated in foreign currencies, and may hold foreign currency directly. Investments in securities of non-United States issuers which are generally denominated in foreign currencies involve certain risk and opportunity considerations not typically associated with investing in United States companies. Consequently, the Series may be affected by changes in currency rates and exchange control regulations and may incur costs in connection with conversions between currencies. To hedge this currency risk associated with investments in non-U.S. dollar denominated securities, the Series may invest in forward foreign currency contracts. Those activities pose special risks which do not typically arise in connection with investments in U.S. securities. In addition, the Series may engage in foreign currency options and futures transactions. For a discussion of the risks associated with foreign securities see Foreign Investment Information and for those concerning these hedging instruments see Risks of Transactions in Options, Futures and Forward Contracts, both of which references appear under the heading Other Considerations.

         The Series may commit its assets eligible for foreign investment to securities of issuers located in emerging markets. Investments in securities of companies in emerging markets present a greater degree of risk than tends to be the case for foreign investments in Western Europe and other developed markets. Among other things, there is a greater possibility of expropriation, nationalization, confiscatory taxation, income earned or other special taxes, foreign exchange restrictions, limitations on the repatriation of income and capital from investments, defaults in foreign government debt, and economic, political or social instability. In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets which are subject to less government regulation or supervision may also be smaller, less liquid and subject to greater price volatility. See Other Considerations--Foreign Investment Information for a more extensive discussion of these and other factors.

(DGPF-REIT)


         The foreign securities in which the Series may invest from time to time may be listed primarily on foreign exchanges which trade on days when the New York Stock Exchange is closed (such as Saturday). As a result, the net asset value of the Series may be significantly affected by such trading on days when shareholders will have no access to the Series. See Calculation of Offering Price and Net Asset Value.

         The Series also may, under certain circumstances, use certain futures contracts and options on futures contracts, as well as options on stock. The Series will only enter into these transactions for hedging purposes. See Futures Contracts and Options on Futures Contracts and Risks of Transactions in Options, Futures and Forward Contracts, both of which references appear under the heading Other Considerations.


         As a fundamental policy, the Series concentrates its investments in the real estate industry. As a consequence, the net asset value of the Series can be expected to fluctuate in light of the factors affecting that industry, and may fluctuate more widely than a portfolio that invests in a broader range of industries. The Series may be more susceptible to any single economic, political or regulatory occurrence affecting the real estate industry.


         The Series, by investing primarily in securities of real estate investment trusts, is subject to interest rate risk, in that as interest rates decline, the value of the Series' investments in REITs holding fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of the Series' investments in REITs holding fixed rate obligations can be expected to decline. See Other Considerations--REITs.

         The Series may lend its portfolio securities, may invest in repurchase agreements and may purchase securities on a when-issued basis.

         While the Series intends to seek to qualify as a "diversified" investment company under provisions of Subchapter M of the Code, it will not be diversified under the 1940 Act. Thus, while at least 50% of the Series' total assets will be represented by cash, cash items, certain qualifying securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Series' total assets, it will not satisfy the 1940 Act requirement in this respect, which applies that test to 75% of the Series' assets. A nondiversified portfolio is believed to be subject to greater risk because adverse effects on the portfolio's security holdings may affect a larger portion of the overall assets.

         Each of the investment strategies identified above involves special risks which are described under Other Considerations in this Prospectus and Investment Policies, Portfolio Techniques and Risk Considerations in Part B.

                                      * * *

         Part B sets forth other more specific investment restrictions and descriptions of Moody's and S&P ratings.

(DGPF-REIT)


PURCHASE AND REDEMPTION

         Shares are sold only to separate accounts of life companies at net asset value. (See Calculation of Offering Price and Net Asset Value Per Share.) Redemptions will be effected by the separate accounts at the net asset value next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Fund with respect to the acquisition or redemption of Fund shares.

(DGPF-REIT)


DIVIDENDS AND DISTRIBUTIONS

         The Series will normally make payments from net investment income and net realized securities, if any, annually. The Fund's fiscal year ends on December 31.

         Both dividends and distributions, if any, are automatically reinvested in additional Series shares.

(DGPF-REIT)


TAXES

         The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As such, the Fund will not be subject to federal income tax to the extent its earnings are distributed and it satisfies certain other requirements relating to the sources of its income and diversification of its assets. The Fund intends to distribute substantially all of the respective Series' net investment income and net capital gains. Shareholders may be proportionately liable for taxes on income and gains of the Series but shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them, and the Fund will inform shareholders of the amount and nature of such income or gains.

(DGPF-REIT)


CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE

         The offering price is the net asset value ("NAV") per share next determined after an order is received. The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The Series' NAV per share is computed by adding the value of all securities and other assets in the Series' portfolio, deducting any liabilities of the Series (expenses and fees are accrued daily) and dividing by the number of the Series' shares outstanding. The valuation criteria set forth below apply equally to securities purchased in reliance upon Rule 144A of the 1933 Act. In determining the Series' total net assets, portfolio securities listed or traded on a national securities exchange, except for bonds, are valued at the last sale price on the exchange upon which such securities are primarily traded. Securities not traded on a particular day, over-the-counter securities and government and agency securities are valued at the mean value between bid and asked prices. Foreign securities expressed in foreign currency values will be converted into U.S. dollar values at the mean between the currencies' bid and offered quotations. Debt securities (other than short-term investments) are priced at fair value by an independent pricing service using methods approved by the Fund's Board of Directors. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by the Fund's Board of Directors.

(DGPF-REIT)


MANAGEMENT OF THE FUND


Directors

         The business and affairs of the Fund are managed under the direction of its Board of Directors pursuant to Maryland law. Part B contains additional information regarding the directors and officers.


Investment Manager

         The Manager furnishes investment advisory services to the Series. In its capacity as investment manager, the Manager makes investment decisions for the Series, effects the purchases and sales of investments in carrying out the Series' investment objective and policies and furnishes the Board of Directors with information and reports regarding the Series' investments as the Manager deems appropriate or as the Board of Directors may reasonably request. Lincoln Investment Management, Inc. ("Lincoln"), a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National"), acts as sub-adviser to the Manager with respect to Series. In its capacity as sub-adviser, Lincoln furnishes the Manager with investment recommendations, asset allocation advice, research, economic analysis and other investment services with respect to the securities in which the Series may invest.

         The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On December 31, 1997, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $39 billion in assets in the various institutional or separately managed (approximately $24,040,760,000) and investment company (approximately $15,705,742,000) accounts. Lincoln was incorporated in 1930. Lincoln's primary activity is institutional fixed-income investment management and consulting. Such activity includes fixed-income portfolios, private placements, real estate debt and equity, and asset/liability management. As of December 31, 1997, Lincoln had over $37.1 billion in assets under management. Lincoln provides investment management services to Lincoln National Corporation, its principal subsidiaries and affiliated registered investment companies, and acts as investment adviser to other unaffiliated clients.

         The Manager is a series of Delaware Management Business Trust. The Manager changed its form of organization from a corporation to a business trust on March 1, 1998. The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln, the sub-adviser to the Manager with respect to the Series, is also a wholly owned subsidiary of Lincoln National. The Manager and Lincoln may be deemed to be affiliated persons under the 1940 Act, as the two companies are each under the ultimate control of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. The Manager's address is One Commerce Square, 2005 Market Street, Philadelphia, PA 19103. Lincoln's address is 200 E. Berry Street, Fort Wayne, IN 46802.

         The Manager has entered into an Investment Advisory Agreement with the Fund on behalf of the Series. The Manager has also entered into a Sub-Advisory Agreement with Lincoln with respect to the Series. Under these Agreements, the Manager, subject to the control and supervision of the Fund's Board of Directors and in conformance with the stated investment objectives and policies of the Series, manages the investment and reinvestment of the assets of the Series.

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         As compensation for the services to be rendered under the advisory agreement, the Manager is entitled to an annual advisory fee equal to 0.75% of the Series' average daily net assets. Lincoln receives 30% of the advisory fee paid to the Manager for acting as sub-adviser to the Manager with respect to the Series. The directors of the Fund annually review fees paid to the Manager and the Sub-Adviser. See Expenses for a discussion of a voluntary waiver of its management fee undertaken by the Manager.

         Babak Zenouzi, Vice President/Senior Portfolio manager for the Series and the Manager, has primary responsibility for making day-to-day investment decisions for the Fund and has had such responsibility since its inception. Mr. Zenouzi holds a BS in Finance and Economics from Babson College in Wellesley, Massachusetts, and an MS in Finance from Boston College. Prior to joining the Manager in 1992, he was with The Boston Company where he held the positions of assistant vice president, senior financial analyst, financial analyst and portfolio accountant.


Portfolio Trading Practices


         The Series normally will not invest for short-term trading purposes. However, the Series may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of the Series. Given the Series' investment objective, the annual portfolio turnover rate is not expected to exceed 100%. The Manager uses its best efforts to obtain the best available price and most favorable execution for Series portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its respective advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Manager may consider a broker/dealer's sales of shares of funds in the Delaware Investments family in placing portfolio orders, and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.


PERFORMANCE INFORMATION
         From time to time, the Series may quote total return performance in advertising and other types of literature. Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value. Each presentation will include the average annual total return for one-, five- and ten-year (or life of Series, if applicable) periods. The Series may also advertise aggregate and average total return information over additional periods of time.

         Because securities' prices fluctuate, investment results of the Series will fluctuate over time and past performance should not be considered as a representation of future results.

DISTRIBUTION AND SERVICE

         The Distributor, Delaware Distributors, L.P., 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor for the Series' shares under a Distribution Agreement dated March 31, 1998. It bears all of the costs of promotion and distribution.

         Delaware Service Company, Inc. (the "Transfer Agent"), 1818 Market Street, Philadelphia, PA 19103, serves as the Series' shareholder servicing, dividend disbursing and transfer agent under the Amended and Restated Shareholders Services Agreement dated March 31, 1998. The Transfer Agent also provides accounting services to the Series pursuant to the terms of a separate Fund Accounting Agreement. The directors of the Fund annually review service fees paid to the Transfer Agent.


         The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

EXPENSES

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(DGPF-REIT)


         The Series is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. The Series' expenses include: its proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

         The Manager elected voluntarily to waive its fee and pay the expenses of the Series to the extent that the Series' annual operating expenses, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, do not exceed 0.85% of average daily net assets for the period from commencement of the public offering for the Series through April 30, 1998.


DESCRIPTION OF FUND SHARES
         Shares of the Fund are sold only to separate accounts of life companies. Currently, the shares of the Fund are sold only to Variable Annuity Account C and Flexible Premium Variable Life Account K of Lincoln National Life Insurance Company, Variable Accounts A and B of American International Life Assurance Company of New York, Variable Accounts I and II of AIG Life Insurance Company, Separate Accounts VA-K, VEL II and Inheiritage of State Mutual Life Assurance Company of America and Separate Accounts VA-K, VEL, VEL II and Inheiritage of SMA Life Assurance Company. In the future, shares of the Fund may be sold to separate accounts of other affiliated or unaffiliated life companies to fund variable contracts. The Fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. An irreconcilable conflict that is not resolved might result in the withdrawal of a substantial amount of assets, causing a negative impact on net asset value.

         The Fund was organized as a Maryland corporation on February 19, 1987. The authorized capital stock of the Fund consists of one billion shares of common stock, $.01 par value. The Series is currently allocated fifty million shares.

         The Series' shares have equal voting rights and are equal in all other respects. Shareholders get one vote for each share held; fractional shares are voted. The Fund will hold annual meetings as necessary for shareholder matters to be voted under the 1940 Act or otherwise. Shareholders of the Series are entitled to a pro-rata share of all dividends and distributions arising from an investment in the Series.

         Because of current federal securities law requirements, the Fund expects that its life company shareholders will offer their contract owners the opportunity to instruct them as to how Series shares allocable to their variable contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. An insurance company will vote all Series shares held in a separate account in the same proportion as it receives instructions from contract owners in that separate account. Under certain circumstances, which are described more fully in the accompanying prospectus for the separate account which invests in the Fund, the voting instructions received from contract owners may be disregarded.

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OTHER CONSIDERATIONS

REITS
         The Series' investments in REITs present certain further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on management skills, are not diversified, and are subject to the risks of financing projects. REITs whose underlying assets include long-term health care properties, such as nursing, retirement and assisted living homes, may be impacted by federal regulations concerning the health care industry.

         REITs (especially mortgage REITs) are also subject to interest rate risks -- when interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

         REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than other securities.

U.S. Government Securities
         The U.S. government securities in which the Series may invest for temporary purposes and otherwise (see Investment Objective and Policies), include a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities which have been established or sponsored by the U.S. government. An instrumentality of the U.S. government is an entity organized under Federal charter with government supervision.

         U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA"), are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institutions in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under U.S. government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. government.

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(DGPF-REIT)


Mortgage-Backed Securities
         The Series may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or by government sponsored corporations. Those securities include, but are not limited to, GNMA certificates. Such securities differ from other fixed-income securities in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. When prevailing interest rates rise, the value of a GNMA security may decrease as do other debt securities. When prevailing interest rates decline, however, the value of GNMA securities may not rise on a comparable basis with other debt securities because of the prepayment feature of GNMA securities. Additionally, if a GNMA certificate is purchased at a premium above its principal value because its fixed rate of interest exceeds the prevailing level of yields, the decline in price to par may result in a loss of the premium in the event of prepayment. Funds received from prepayments may be reinvested at the prevailing interest rates which may be lower than the rate of interest that had previously been earned.

         The Series also may invest in collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. To the extent any privately-issued CMOs or REMICs in which the Series may invest are considered by the U.S. Securities and Exchange Commission (the "Commission") to be investment companies, the Series will limit its investments in such securities in a manner consistent with the provisions of the 1940 Act.

         The mortgages backing these securities include conventional 30-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. These mortgages may be supported by various types of insurance, may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantees do not extend to the mortgage-backed securities' value, which is likely to vary inversely with fluctuations in interest rates. These certificates are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yield of a particular issue of pass-through certificates. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Series may reinvest the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time. Moreover, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses.

         Certain CMOs and REMICs may have variable or floating interest rates and others may be stripped. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which the Series may invest. Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "interest-only" class), while the other class will receive all of the principal (the "principal-only" class). The yield to maturity on an interest-only class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments

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(DGPF-REIT)


(including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

         Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed and, accordingly, these securities are generally illiquid and to such extent, together with any other illiquid investments, will not exceed 15% of a Series's net assets.

         CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. The Series may invest in such private-backed securities, but the Series will do so (i) only if the securities are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and (ii) currently, only if they are rated at the time of purchase in the two highest grades by a nationally recognized statistical rating agency.

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(DGPF-REIT)


Short-Term Investments
         The short-term investments in which the Series may invest consistent with the limits described under Investment Objective and Policies are:

         (1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a U.S. commercial bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by the Series, and time deposits maturing from two business days through seven calendar days will not exceed 15% of the total assets of the Series. Certificates of deposit are negotiable short-term obligations issued by commercial banks against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

         The Series will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion or, in the case of a bank which does not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) it is a member of the Federal Deposit Insurance Corporation, and (iii) the bank or its securities have received the highest quality rating by a nationally recognized statistical rating organization;

         (2) Commercial paper with the highest quality rating by a nationally recognized statistical rating organization (e.g., A-1 by S&P or Prime-1 by Moody's) or, if not so rated, of comparable quality as determined by the Manager;

         (3) Short-term corporate obligations with the highest quality rating by a nationally recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if not so rated, of comparable quality as determined by the Manager;

         (4) U.S. government securities (see U.S. Government Securities); and

         (5) Repurchase agreements collateralized by securities listed above.

When-Issued and Delayed Delivery Securities
         The Series may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The Series will maintain with its Custodian Bank a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Series enters into the commitment and no interest accrues to the Series until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. It is a current policy of the Series not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Series' total assets less liabilities other than the obligations created by these commitments.

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(DGPF-REIT)


Repurchase Agreements

         The Series may enter into repurchase agreements with brokers, dealers or banks deemed to be creditworthy by the Manager under guidelines of the Fund's directors. In a repurchase agreement, the Series buys securities from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. Not more than 15% of the Series' assets may be invested in repurchase agreements having a maturity in excess of seven days. Repurchase agreements may be viewed as a fully collateralized loan of money by the Series to the seller. The Series always receives securities as collateral with a market value at least equal to the purchase price and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Series might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Series' realization upon the collateral may be delayed or limited. The Series may invest cash balances in a joint repurchase agreement in accordance with an Order Delaware Investments has obtained from the Commission under Section 17(d) of the 1940 Act.


Securities Lending Activities
         The Series may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         The major risk to which the Series would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Series will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the investment adviser.

Borrowing from Banks
         The Series may borrow money as a temporary measure or to facilitate redemptions. The Series has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, consistent with Commission rules, immediately after any borrowing in an amount which exceeds 5% of its net assets, there must be asset coverage of at least 300%. In the event the asset coverage declines below 300%, the Series would take steps to reduce the amount of its borrowings so that asset coverage would equal at least 300%. Securities will not be purchased while the Series has an outstanding borrowing.

Foreign Investment Information
         Up to 10% of the total assets of the Series may be invested in securities of foreign issuers and foreign currency. The Series has the right to purchase securities in any developed, underdeveloped or emerging country. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange control (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations.

         In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the United States and this information tends to be of a lesser quality. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards,

(DGPF-REIT)


and auditing practices and requirements may not be comparable to those applicable to United States companies. In particular, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with United States generally accepted accounting principles. Also, for an issuer that keeps accounting records in local currency, inflation accounting rules may require for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency or constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.

         It is also expected that the expenses for custodial arrangements of the Series' foreign securities will be somewhat greater than the expenses for the custodial arrangements for U.S. securities of equal value. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income the Series receives from the companies comprising the Series' investments.

         Further, the Series may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States, and capital requirements for brokerage firms are generally lower. The foreign securities markets of many of the countries in which the Series may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

         Compared to the United States and other developed countries, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries, economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading. Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries. Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions may be imposed at any time by these or other countries in which the Series invests. Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Although these restrictions may in the future make it undesirable to invest in emerging countries, the Manager does not believe that any current repatriation restrictions would affect their decision to invest in such countries. Countries such as those in which the Series may invest have historically experienced and may continue to experience substantial, and in some periods extremely high, rates of inflation for many years, as well as high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Other factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the

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(DGPF-REIT)


availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

         With respect to investment in debt issues of foreign governments, the ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will also be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign government or government-related issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the issuer's ability or willingness to service its debts in a timely manner. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a government issuer to obtain sufficient foreign exchange to service its external debt.

         As a result of the foregoing, a foreign governmental issuer may default on its obligations. If such a default occurs, the Series may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

Forward Foreign Currency Exchange Contracts
         As noted above, the foreign investments made by the Series present currency considerations which pose special risks. The Manager uses a purchasing power parity approach to evaluate currency risk. A purchasing power parity approach attempts to identify the amount of goods and services that a dollar will buy in the United States and compares that to the amount of a foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less abroad, the foreign currency may be considered to be overvalued. When the dollar buys more abroad, the foreign currency may be considered to be undervalued. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States.

         Although the Series values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Series will, however, from time to time,

(DGPF-REIT)


purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of transactions and to minimize currency value fluctuations. The Series may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). The Series will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

         A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Series may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Series will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

         For example, when the Manager believes that the currency of a particular foreign country may suffer a significant decline against the U.S. dollar or against another currency, the Series may enter into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Series' securities denominated in such foreign currency. The Series will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Series to deliver an amount of foreign currency in excess of the value of the Series' securities or other assets denominated in that currency.

         The Series may enter into forward contracts to hedge the currency risk associated with the purchase of individual securities denominated in particular currencies. In the alternative, the Series may also engage in currency "cross hedging" when, in the opinion of the Manager, as appropriate, the historical relationship among foreign currencies suggests that the Series may achieve the same protection for a foreign security at reduced cost and/or administrative burden through the use of a forward contract relating to a currency other than the U.S. dollar or the foreign currency in which the security is denominated.

         At the maturity of a forward contract, the Series may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Series may realize a gain or loss from currency transactions.

         The precise matching of forward foreign currency contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

         The projection of short-term currency strategies are highly uncertain. It is impossible to forecast the market value of the Series' securities at the expiration of the contract. Accordingly, it may be necessary for the Series to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Series is obligated to deliver and if a

(DGPF-REIT)


decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of a security if its market value exceeds the amount of foreign currency the Series is obligated to deliver.

Futures Contracts and Options on Futures Contracts
         In order to remain fully invested, to facilitate investments in equity securities and to reduce transaction costs, the Series may, to a limited extent, enter into futures contracts, purchase or sell options on futures contracts and engage in certain transactions in options on securities, and may enter into closing transactions with respect to such activities. The Series will only enter into these transactions for hedging purposes if it is consistent with the Series' investment objectives and policies and the Series will not engage in such transactions to the extent that obligations relating to futures contracts, options on futures contracts and options on securities (see Options on Securities, below), in the aggregate, exceed 25% of the Series' assets.

         The Series may enter into contracts for the purchase or sale for future delivery of securities. When a futures contract is sold, the Series incur a contractual obligation to deliver the securities underlying the contract at a specified price on a specified date during a specified future month. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Series of the securities called for by the contract at a specified price during a specified future month. Because futures contracts require only a small initial margin deposit, the Series would then be able to keep a cash reserve applicable to meet potential redemptions while at the same time being effectively fully invested.

         The Series may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. The Series will not enter into futures contracts and options thereon to the extent that more than 5% of its assets are required as futures contract margin deposits and premiums on options and only to the extent that obligations under such futures contracts and options thereon would not exceed 20% of the Series' total assets. In the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

         To the extent that interest or exchange rates move in an unexpected direction, the Series may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that the Series purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market would prevent the Series from closing out its positions relating to futures.

Options

Options on Securities
         The Series may write covered call options on U.S. securities, purchase call options on such securities and enter into closing transactions related thereto. The Series may also purchase put options on U.S. securities, may write secured put options on such securities and enter into closing transactions related thereto.

         A covered call option obligates the writer, in return for the premium received, to sell one of its securities to the purchaser of the option for an agreed price up to an agreed date. The advantage is that the writer receives premium income and the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy. The Series will only write call options on securities it owns, or will segregate with its

(DGPF-REIT)


Custodian Bank and mark to market daily cash or securities in an amount not less than the market price of the security. The Series will only purchase call options to the extent that premiums paid on all outstanding call options do not exceed 2% of the Series' total assets.

         A put option obligates the writer, in return for the premium received, to buy the security underlying the option at the exercise price during the option period, and the purchaser of the option has the right to sell the security to the writer. The advantage is that the writer receives premium income while the purchaser can be protected should the market value of the security decline. The Series will only write put options on a secured basis, which means that the Series will maintain, in a segregated account with its Custodian Bank, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. The Series will only purchase put options if the Series owns the security covered by the put option at the time of purchase and to the extent that the premiums on all outstanding put options do not exceed 2% of the Series' total assets.

         Closing transactions essentially let the Series offset put options or call options prior to exercise or expiration. If the Series cannot effect closing transactions, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         The Series may use both exchange-traded and over-the-counter options. Certain over-the-counter options may be illiquid. The Series will only invest in such options to the extent consistent with their 15% limit on investments in illiquid securities.

         With respect to writing covered call options, the Series may lose the potential market appreciation of the securities subject to the option if the Manager's judgment is wrong and the price of the security moves in the opposite direction from what was anticipated. In purchasing put and call options, the premium paid by the Series plus any transaction costs will reduce any benefit realized by the Series upon exercise of the option. When writing put options, the Series may be required, when the put is exercised, to purchase securities at higher prices than current market prices.

Risks of Transactions in Options, Futures and Forward Contracts
         The use of futures contracts, options on futures contracts, forward contracts and certain options for hedging and other non-speculative purposes as described above involves certain risks. For example, a lack of correlation between price changes of an option or futures contract and the assets being hedged could render the Series' hedging strategy unsuccessful and could result in losses. The same results could occur if movements of foreign currencies do not correlate as expected by the investment adviser at a time when the Series is using a hedging instrument denominated in one foreign currency to protect the value of a security denominated in a second foreign currency against changes caused by fluctuations in the exchange rate for the dollar and the second currency. If the direction of securities prices, interest rates or foreign currency prices is incorrectly predicted, the Series will be in a worse position than if such transactions had not been entered into. In addition, since there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, the Series may be required to maintain a position (and in the case of written options may be required to continue to hold the securities used as cover) until exercise or expiration, which could result in losses. Further, options and futures contracts on foreign currencies and forward contracts entail particular risks related to conditions affecting the underlying currency. Over-the-counter transactions in options and forward contracts also involve risks arising from the lack of an organized exchange trading environment.

(DGPF-REIT)


Restricted/Illiquid Securities
         The Series may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 ("1933 Act"). Rule 144A exempts many privately placed and legally restricted securities from the registration requirements of the 1933 Act and permits such securities to be freely traded among certain institutional buyers such as the Series.

         The Series may invest no more than 15% of the value of its net assets in illiquid securities. Illiquid securities, for purposes of this policy, include repurchase agreements maturing in more than seven days.

         While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of the Series' limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Series' holdings of illiquid securities exceed the Series' 15% limit on investment in such securities, the investment adviser will determine what action shall be taken to ensure that the Series continues to adhere to such limitation.

Convertible, Debt and Non-Traditional Equity Securities
         A portion of the Series' assets may be invested in convertible securities of issuers in the real estate industry. A convertible security is a security which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible and debt securities are senior to common stocks in a corporation's capital structure, although convertible securities are usually subordinated to similar nonconvertible securities. Convertible and debt securities provide a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. Just as with debt securities, convertible securities tend to increase in market value when interest rates decline and tend to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. Convertible and debt securities acquired by the Series may be rated below investment grade, or unrated. These lower rated convertible and debt securities are subject to credit risk considerations substantially similar to such considerations affecting high risk, high-yield bonds, commonly referred to as "junk bonds."

         The Series may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor, such as the Series, with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the

(DGPF-REIT)

issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

         The Series may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

Depositary Receipts
         The Series may invest in sponsored and unsponsored American Depositary Receipts ("ADRs") that are actively traded in the United States. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depositary, and "unsponsored" ADRs are issued without the participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities and the depositary of an unsponsored ADR facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities.

Zero Coupon Securities
         The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a taxable zero coupon security report as income each year the portion of the original issue discount of such security that accrues that year, even though the holder receives no cash payments of interest during the year. The Series intends to qualify as a regulated investment company under the Code. Accordingly, during periods when the Series receives no interest payments on its zero coupon securities, it will be required, in order to maintain its desired tax treatment, to distribute cash approximating the income attributable to such securities. Such distribution may require the sale of portfolio securities to meet the distribution requirements and such sales may be subject to the risk factor discussed above.

(DGPF/REIT-SAI/PART B)








INVESTMENT MANAGER
Delaware Management Company
One Commerce Square
Philadelphia, PA 19103


SUB-ADVISER
Lincoln Investment Management, Inc.
200 E. Berry Street
Fort Wayne, Indiana 46802

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL

Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103


INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY  11245

------------------------------------------------------------


DELAWARE GROUP PREMIUM FUND

------------------------------------------------------------


REIT

------------------------------------------------------------


















PART B

STATEMENT OF
ADDITIONAL INFORMATION
------------------------------------------------------------


MAY 1, 1998















DELAWARE (SM)
INVESTMENTS

(DGPF/REIT-SAI/PART B)


--------------------------------------------------------------------------------

                                     PART B--STATEMENT OF ADDITIONAL INFORMATION
                                                                     MAY 1, 1998
--------------------------------------------------------------------------------


DELAWARE GROUP PREMIUM FUND, INC.

--------------------------------------------------------------------------------


1818 Market Street
Philadelphia, PA 19103

--------------------------------------------------------------------------------

















--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Cover Page
--------------------------------------------------------------------------------

Investment Objective and Policies
--------------------------------------------------------------------------------

Accounting and Tax Issues
--------------------------------------------------------------------------------

Performance Information
--------------------------------------------------------------------------------

Trading Practices and Brokerage
--------------------------------------------------------------------------------

Offering Price
--------------------------------------------------------------------------------

Dividends and Realized Securities Profits
         Distributions
--------------------------------------------------------------------------------

Taxes
--------------------------------------------------------------------------------

Investment Management Agreement
--------------------------------------------------------------------------------

Officers and Directors
--------------------------------------------------------------------------------

General Information
--------------------------------------------------------------------------------

Appendix A--Description of Ratings
--------------------------------------------------------------------------------

Financial Statements
--------------------------------------------------------------------------------

(DGPF/REIT-SAI/PART B)


        Delaware Group Premium Fund, Inc. (the "Fund") is a diversified, open-end management investment company which is intended to meet a wide range of investment objectives with multiple separate Portfolios. Each series is in effect a separate fund issuing its own shares.

        The shares of the Fund are sold only to separate accounts of life insurance companies ("life companies"). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies ("variable contracts"). The separate accounts invest in shares of the various series in accordance with allocation instructions received from contract owners.

        This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectus of the REIT Series (the "Series") of the Fund dated May 1, 1998, as it may be amended from time to time, and describes only the Series. It should be read in conjunction with the prospectuses for the variable contract and the Series. Part B is not itself a Prospectus but is, in its entirety, incorporated by reference into the Series' Prospectus. The Series' Prospectus may be obtained by writing or calling your investment dealer or by contacting the Series national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103.

(DGPF/REIT-SAI/PART B)


INVESTMENT OBJECTIVE AND POLICIES


       The Series' objective is to seek to achieve maximum long-term total return. Capital appreciation is a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry. This Series has the same objective and investment discipline as The Real Estate Investment Trust Portfolio and The Real Estate Investment Trust Portfolio II of Delaware Pooled Trust, Inc., separate Delaware Investments funds.


INVESTMENT RESTRICTIONS
       The Fund has adopted the following restrictions for the Series which may not be amended without approval of a majority of the outstanding voting securities of the Series, which is the lesser of more than 50% of the outstanding voting securities or 67% of the voting securities of the Series present at a shareholder meeting if 50% or more of the voting securities are present in person or represented by proxy. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

       1. The Series will concentrate its investments in the real estate industry. The Series will not invest more than 25% of its total assets in any other single industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities.

       2. The Series will not make loans other than by the purchase of all or a portion of a publicly or privately distributed issue of bonds, debentures or other debt securities of the types commonly offered publicly or privately and purchased by financial institutions (including repurchase agreements and loan participations), whether or not the purchase was made upon the original issuance of the securities, and except that the Series may loan its assets to qualified broker/dealers or institutional investors.

       3. The Series will not engage in underwriting of securities of other issuers, except that portfolio securities, including securities purchased in private placements, may be acquired under circumstances where, if sold, the Series might be deemed to be an underwriter under the Securities Act of 1933. No limit is placed on the proportion of the Series' assets which may be invested in such securities.

       4. The Series will not borrow money or issue senior securities, except to the extent permitted by the 1940 Act or any rule or order thereunder or interpretation thereof. Subject to the foregoing, the Series may engage in short sales, purchase securities on margin, and write put and call options.

       5. The Series will not purchase or sell physical commodities or physical commodity contracts, including physical commodity option or futures contracts in a contract market or other futures market.

       6. The Series will not purchase or sell real estate; provided, that the Series may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein; provided further, that the Series may own real estate directly as a result of a default on securities the Series owns.

       In addition to the above fundamental investment restrictions, the Series has the following investment restrictions which may be amended or changed without approval of shareholders.

       1. The Series will not invest for the purpose of acquiring control of any company.

(DGPF/REIT-SAI/PART B)


       2. To the extent that a Portfolio invests in securities of other investment companies, it will only do so in accordance with the provisions of the Investment Company Act in effect at the time of the investment.

       3. The Series will not invest in interests in oil, gas and other mineral leases or other mineral exploration or development programs.

       4. The Series will not purchase securities on margin except short-term credits that may be necessary for the clearance of purchases and sales of securities. This restriction does not apply to the purchase of futures or options contracts.

Foreign Investment Information
       Investors in the Series should recognize that investing in securities issued by foreign corporations and foreign governments involves certain considerations, including those set forth in the Prospectus, which are not typically associated with investments in United States issuers. Since the securities of foreign issuers are frequently denominated in foreign currencies, and since the Series may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Series will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Series permit it to enter into forward foreign currency exchange contracts. See Foreign Currency Transactions, below.

       There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by the Series. Payment of such interest equalization tax, if imposed, would reduce the Series' rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to the Series by United States issuers. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include, as relevant, the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury Regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract and similar financial instrument if such instrument is not "marked to market." The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department has authority to issue regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury Regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by the Series which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts the Series may make or enter into will be subject to the special currency rules described above.

       As disclosed in the related Prospectus, there are a number of risks involved in investing in foreign securities, including securities of issuers in emerging market countries in which the Series may invest. For example, the assets

(DGPF/REIT-SAI/PART B)


and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with United States generally accepted accounting principles. Also, for an issuer that keeps accounting records in a local currency, inflation accounting rules may require both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency or constant purchasing power. Inflation accounting may indirectly generate losses on profits.

       With reference to the Series' investments in foreign government securities, there is the risk that a foreign governmental issuer may default on its obligations. If such a default occurs, the Series may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

       The issuers of foreign government and government-related debt securities have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign government and government-related high-yield securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that Brady Bonds and other foreign government and government-related securities will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

       Investments and opportunities for investments by foreign investors in emerging market countries are subject to a variety of national policies and restrictions. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions may be imposed at any time by these or other countries in which the Series invest. Although these restrictions may in the future make it undesirable to invest in emerging countries, the Manager does not believe that any current registration restrictions would affect its decision to invest in such countries.

Foreign Currency Transactions
       The Series, consistent with its limited ability to invest in foreign securities, may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations.

       Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Series will account for forward contracts by marking to market each day at daily exchange rates.

       When the Series enters into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of its assets denominated in such

(DGPF/REIT-SAI/PART B)


foreign currency, its Custodian Bank will place or will cause to be placed cash or liquid equity or debt securities in a separate account of the Series in an amount not less than the value of the Series' total assets committed to the consummation of such forward contracts. If the additional cash or securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Series' commitments with respect to such contracts.

Options on Securities, Futures Contracts and Options on Futures Contracts
       In order to remain fully invested, and to reduce transaction costs, the Series may, to the limited extent identified in the related Prospectus, use futures contracts, options on futures contracts and options on securities and may enter into closing transactions with respect to such activities. The Series may only enter into these transactions for hedging purposes, if it is consistent with its investment objectives and policies. The Series will not engage in such transactions to the extent that obligations resulting from these activities in the aggregate exceed 25% of the Series' assets.

Options
       The Series may purchase call options, write call options on a covered basis, write secured put options, which put options will be on a covered basis only.

       The Series may invest in options that are either exchange-listed or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on the Series' ability to effectively hedge its securities. The Series will not invest more than 15% of its assets in illiquid securities.

       A. Covered Call Writing--The Series may write covered call options from time to time on such portion of its securities as the Manager determines is appropriate given the limited circumstances under which the Series intends to engage in this activity. A call option gives the purchaser of such option the right to buy and the writer (in this case the Series) the obligation to sell the underlying security at the exercise price during the option period. If the security rises in value, however, the Series may not fully participate in the market appreciation.

       During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

       With respect to options on actual portfolio securities owned by the Series, the Series may enter into closing purchase transactions. A closing purchase transaction is one in which the Series, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

       Consistent with the limited purposes for which the Series intends to engage in the writing of covered calls, closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Series to write another call option on the underlying security with either a different exercise price or expiration date or both.

       The Series may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the

(DGPF/REIT-SAI/PART B)


premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

       If a call option expires unexercised, the Series will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Series will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

       The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

       The Series will write call options only on a covered basis, which means that the Series will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Series would be required to continue to hold a security which they might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Series will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

       B. Purchasing Call Options--The Series may purchase call options to the extent that premiums paid by the Series does not aggregate more than 2% of its total assets. When the Series purchases a call option, in return for a premium paid by the Series to the writer of the option, the Series obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Series may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

       The Series may, following the purchase of a call option, liquidate its positions by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Series will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Series will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

       Although the Series will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Series would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Series may expire without any value to the Series.

(DGPF/REIT-SAI/PART B)


       C. Purchasing Put Options--The Series may purchase put options to the extent premiums paid by the Series do not aggregate more than 2% of its total assets. The Series will, at all times during which it holds a put option, own the security covered by such option.

       A put option purchased by the Series gives them the right to sell one of their securities for an agreed price up to an agreed date. Consistent with the limited purposes for which the Series intends to purchase put options, the Series intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow the Series to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, the Series will lose the value of the premium paid. The Series may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

       The Series may sell a put option purchased on individual portfolio securities. Additionally, the Series may enter into closing sale transactions. A closing sale transaction is one in which the Series, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

       D. Writing Put Options--A put option written by the Series obligates it to buy the security underlying the option at the exercise price during the option period and the purchaser of the option has the right to sell the security to the Series. During the option period, the Series, as writer of the put option, may be assigned an exercise notice by the broker/dealer through whom the option was sold requiring the Series to make payment of the exercise price against delivery of the underlying security. The obligation terminates upon expiration of the put option or at such earlier time at which the writer effects a closing purchase transaction. The Series may write put options on a secured basis which means that the Series will maintain in a segregated account with its Custodian Bank, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Series. Consistent with the limited purposes for which the Series intends to engage in the writing of put options, secured put options will generally be written in circumstances where the Manager wishes to purchase the underlying security for the Series at a price lower than the current market price of the security. In such event, the Series would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

       Following the writing of a put option, the Series may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Series may not, however, effect such a closing transaction after they have been notified of the exercise of the option.

Futures and Options on Futures
       Consistent with the limited circumstances under which the Series will use futures, the Series may enter into contracts for the purchase or sale for future delivery of securities. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When the Series enters into a futures transaction, it must deliver to the futures commission merchant selected by the Series an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Series' Custodian Bank. Thereafter, a "variation margin" may be paid by

(DGPF/REIT-SAI/PART B)


the Series to, or drawn by the Series from, such account in accordance with controls set for such account, depending upon changes in the price of the underlying securities subject to the futures contract.

       Consistent with the limited purposes for which the Series may engage in these transactions, the Series may enter into such futures contracts to protect against the adverse effects of fluctuations in interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, the Series might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Series. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Series would increase at approximately the same rate, thereby keeping the net asset value of the Series from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Because the fluctuations in the value of futures contracts should be similar to those of debt securities, the Series could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Series could then buy debt securities on the cash market.

       With respect to options on futures contracts, when the Series is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

       The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Series will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Series' holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Series will retain the full amount of option premium which provides a partial hedge against any increase in the price of securities which the Series intends to purchase.

       If a put or call option that the Series has written is exercised, the Series will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Series' losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, consistent with the limited purposes for which the Series will engage in these activities, the Series will purchase a put option on a futures contract to hedge the Series' securities against the risk of rising interest rates.

       To the extent that interest rates move in an unexpected direction, the Series may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Series is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Series will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Series had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which

(DGPF/REIT-SAI/PART B)


reflect the rising market. The Series may be required to sell securities at a time when it may be disadvantageous to do so.

       Further, with respect to options on futures contracts, the Series may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Repurchase Agreements
       While the Series is permitted to do so, it normally does not invest in repurchase agreements, except to invest cash balances or for temporary defensive purposes.


       The funds in the Delaware Investments family, including the Fund, have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the funds in the Delaware Investments family jointly to invest cash balances. The Series may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described below.


       A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Series, if any, would be the difference between the repurchase price and the market value of the security. The Series will limit its investments in repurchase agreements to those which the Manager, under the guidelines of the Board of Directors, determines to present minimal credit risks and which are of high quality. In addition, the Series must have collateral of at least 102% of the repurchase price, including the portion representing the Series' yield under such agreements which is monitored on a daily basis.

Portfolio Loan Transactions
       The Series may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

       It is the understanding of the Fund that the staff of the Commission permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to the Fund from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Series; 3) the Series must be able to terminate the loan after notice, at any time; 4) the Series must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Series may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the Board of Directors the Fund know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the directors to vote the proxy.

       The major risk to which the Series would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Series will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be

(DGPF/REIT-SAI/PART B)


received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Restricted and Rule 144A Securities
       The Series may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A Securities are traded among qualified institutional investors. While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Series' limitation (15% of total assets) on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of other potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

       Investing in Rule 144A Securities could have the effect of increasing the level of the Series' illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the Board of Directors and the Manager will continue to monitor the liquidity of that security to ensure that the Series has no more than 15% of its total assets in illiquid securities.


ACCOUNTING AND TAX ISSUES

       When the Series writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the section of the Series' assets and liabilities as an asset and as an equivalent liability.

       In writing a call, the amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and ask prices. If an option which the Series has written expires on its stipulated expiration date, the Series recognizes a short-term capital gain. If the Series enters into a closing purchase transaction with respect to an option which the Series has written, the Series realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Series has written is exercised, the Series realizes a capital gain or loss from the sale of the underlying security on foreign currency and the proceeds from such sale are increased by the premium originally received.

       The premium paid by the Series for the purchase of a put option is reported in the section of the Series' assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and ask prices. If an option which the Series has purchased expires on the stipulated expiration date, the Series realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If the Series exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying

(DGPF/REIT-SAI/PART B)


security) from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.

Options on Certain Stock Indices
       Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by the Series at the end of each fiscal year on a broad-based stock index will be required to be "marked to market" for federal income tax purposes. Generally, 60% of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

Other Tax Requirements
       The Series intends to qualify as a regulated investment company under Subchapter M of the Code. As such, the Series will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies other requirements relating to the sources of its income and diversification of its assets.

       In order to qualify as a regulated investment company for federal income tax purposes, the Series must meet certain specific requirements, including:

       (i) The Series must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Series' total assets, and, with respect to 50% of the Series' total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Series' total assets;

       (ii) The Series must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies;

       (iii) The Series must distribute to its shareholders at least 90% of its net investment income and net tax-exempt income for each of its fiscal years, and

       (iv) The Series must realize less than 30% of its gross income for each fiscal year from gains from the sale of securities and certain other assets that have been held by the Series for less than three months ("short-short income"). The Taxpayer Relief Act of 1997 (the "1997 Act") repealed the 30% short-short income test for tax years of regulated investment companies beginning after August 5, 1997; however, this rule may have continuing effect in some states for purposes of classifying the Series as a regulated investment company.

       The Code requires the Series to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending October 31 (in addition to amounts from the prior year that were neither distributed nor taxed to the Series) to you by December 31 of each year in order to avoid federal excise taxes. The Series intends as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

(DGPF/REIT-SAI/PART B)


       The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the year that unrealized losses exceed unrealized gains.

       The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, the Series must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. The Series will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

       Investment in Foreign Currencies and Foreign Securities--The Series is authorized to invest a limited amount in foreign securities. Such investments, if made, will have the following additional tax consequences to the Series:

       Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the Series accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time the Series actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Series' net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by the Series.

       If the Series' Section 988 losses exceed the Series' other net investment company taxable income during a taxable year, the Series generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions of federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Series shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Series shares will be treated as capital gain to you.

       The 1997 Act generally requires that foreign income be translated into U.S. dollars at the average exchange rate for the tax year in which the transactions are conducted. Certain exceptions apply to taxes paid more than two years after the taxable year to which they relate. This new law may require the Series to track and record adjustments to foreign taxes paid on foreign securities in which it invests. Under the Series' current reporting procedure, foreign security transactions are recorded generally at the time of each transaction using the foreign currency spot rate available for the date of each transaction. Under the new law, the Series will be required to record a fiscal year end (and at calendar year end for excise tax purposes) an adjustment that reflects the difference between the spot rates recorded for each transaction and the year-end average exchange rate for all of the Series' foreign securities transactions. There is a possibility that the mutual fund industry will be given relief from this new provision, in which case no year-end adjustments will be required.

(DGPF/REIT-SAI/PART B)


       The Series may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the total assets of the Series at the end of its fiscal year are invested in securities of foreign corporations, the Series may elect to pass-through to you your pro rata share of foreign taxes paid by the Series. If this election is made, you will be: (i) required to include in your gross income your pro rata share of foreign source income (including any foreign taxes paid by the Series) and (ii) entitled to either deduct your share of such foreign taxes in computing your taxable income or to claim a credit for such taxes against your U.S. income tax, subject to certain limitations under the Code. You will be informed by the Fund at the end of each calendar year regarding the availability of any such foreign tax credits and the amount of foreign source income (including any foreign taxes paid by the Series). If the Series elects to pass-through to you the foreign income taxes that it has paid, you will be informed at the end of the calendar year of the amount of foreign taxes paid and foreign source income that must be included on your federal income tax return. If the Series invests 50% or less of its total assets in securities of foreign corporations, it will not be entitled to pass-through to you your pro-rata shares of foreign taxes paid by the Series. In this case, these taxes will be taken as a deduction by the Series, and the income reported to you will be the net amount after these deductions. The 1997 Act also simplifies the procedures by which investors in funds that invest in foreign securities can claim tax credits on their individual income tax returns for the foreign taxes paid by the Series. These provisions will allow investors who pay foreign taxes of $300 or less on a single return or $600 or less on a joint return during any year (all of which must be reported on IRS Form 1099-DIV from the Series to the investor) to claim a tax credit against their U.S. federal income tax for the amount of foreign taxes paid by the Series. This process will allow you, if you qualify, to bypass the burdensome and detailed reporting requirements on the foreign tax credit schedule (Form 1116) and report your foreign taxes paid directly on page 2 of Form 1040. You should note that this simplified procedure will not be available until calendar year 1998.

       Investment in Passive Foreign Investment Company securities--The Series may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If the Series receives an "excess distribution" with respect to PFIC stock, the Series itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by the Series to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Series held the PFIC shares. The Series itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Series taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by the Series. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distribution might have been classified as capital gain. This may have the effect of increasing Series distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

       The Series may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Series generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, the 1997 Act provides for another election that would involve marking-to-market the Series' PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), with the result that unrealized gains would be treated as though they were realized. The Series would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If the Series were to make this second PFIC election, tax at the Series level under the PFIC rules would generally be eliminated.

       The application of the PFIC rules may affect, among other things, the amount of tax payable by the Series (if any), the amounts distributable to you by the Series, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

       You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after the Series acquires shares in that corporation. While the Series will generally seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

       Most foreign exchange gains are classified as ordinary income which will be taxable to you as such when distributed. Similarly, you should be aware that any foreign exchange losses realized by the Series, including any losses realized on the sale of foreign debt securities, are generally treated as ordinary losses for federal income tax purposes. This treatment could increase or reduce the Series' income available for distribution to you, and may cause some or all of the Series' previously distributed income to be classified as a return of capital.


PERFORMANCE INFORMATION

       From time to time, the Fund may state the Series' total return in advertisements and other types of literature. Any statements of total return performance data will be accompanied by information on the Series' average annual total rate of return over the most recent one-, five- and ten-year periods. The Fund may also advertise aggregate and average total return information of the Series over additional periods of time. Advertisements of performance of the underlying Series, if any, will be accompanied by a statement of performance of the separate account.

       The Series' average annual total rate of return is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:
                                              n
                                      P(1 + T) = ERV

           Where:    P   =   a hypothetical initial purchase order of $1,000;

                     T   =   average annual total return;

                     n   =   number of years;

                   ERV   =   redeemable value of the hypothetical $1,000
                             purchase at the end of the period.

       Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes all distributions are reinvested at net asset value.

Comparative Information
       From time to time, performance of the Series may be compared to various industry indices.

(DGPF/REIT-SAI/PART B)


        The Fund may quote the Series' actual total return performance, dividend results and other performance information in advertising and other types of literature and may compare that information to, or may separately illustrate similar information reported by the Standard and Poor's 500 Stock Index and the Dow Jones Industrial Average and other unmanaged indices. The Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The total return performance reported will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charges or other fees. In seeking the Series' investment objective, the Series' portfolio may include common stocks considered by the Manager to be more aggressive than those tracked by these indices.

       The Series' total return performance will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will also reflect the maximum sales charge paid, if any, for the illustrated investment amount, but not any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because security prices fluctuate, past performance should not be considered as a representation of the results which may be realized from an investment in the Series in the future.

       The Fund may also state the Series' total return performance in the form of an average annual return. The average annual return figure will be computed by taking the sum of the Series' annual return, then dividing that figure by the number of years in the overall period indicated. The computation will reflect the impact of the maximum sales charge paid, if any, on the illustrated investment amount against the first year's return.

       From time to time, the Fund may quote actual total return performance for the Series in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of generally-accepted corporate bond and government security price indices of various durations prepared by Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal.

       Comparative information on the Consumer Price Index and representative mutual fund indices maintained by CDA Technologies, Inc. may also be used. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment. CDA Technologies, Inc. is a performance evaluation service that maintains a statistical database of performance, as reported by a diverse universe of independently-managed mutual funds.

       Statistical and performance information and various indices compiled and maintained by organizations such as the following may also be used in preparing exhibits comparing certain industry trends and competitive mutual fund performance to comparable Series activity and performance and in illustrating general financial planning principles. From time to time, certain mutual fund performance ranking information, calculated and provided by these organizations, may also be used in the promotion of sales in the Fund. Any indices used are not managed for any investment goal.

       CDA Technologies, Inc., Lipper Analytical Services, Inc. and Morningstar, Inc. are performance evaluation services that maintain statistical performance databases, as reported by a diverse universe of independently- managed mutual funds.

(DGPF/REIT-SAI/PART B)


       Ibbotson Associates, Inc. is a consulting firm that provides a variety of historical data including total return, capital appreciation and income on the stock market as well as other investment asset classes, and inflation. With their permission, this information will be used primarily for comparative purposes and to illustrate general financial planning principles.

       Interactive Data Corporation is a statistical access service that maintains a database of various international industry indicators, such as historical and current price/earning information, individual equity and fixed-income price and return information.

       Compustat Industrial Databases, a service of Standard & Poor's, may also be used in preparing performance and historical stock and bond market exhibits. This firm maintains fundamental databases that provide financial, statistical and market information covering more than 7,000 industrial and non-industrial companies.

       Russell Indexes is an investment analysis service that provides both current and historical stock performance information, focusing on the business fundamentals of those firms issuing the security.

       Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative performances. Generally, the indices selected will be representative of the types of securities in which the Series may invest and the assumptions that were used in calculating the blended performance will be described.

       Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15), may also be used. As well, current industry rate and yield information on all industry available fixed-income securities, as reported weekly by The Bond Buyer, may be used in preparing comparative illustrations.


       Because every investor's goals and risk threshold are different, certain advertising and other related literature may provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, information may be provided discussing the Manager's overriding investment philosophy and how that philosophy affects the Series', and other Delaware Investments funds', investment disciplines employed in meeting their objectives.


Dollar-Cost Averaging
       For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember. Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you

(DGPF/REIT-SAI/PART B)


may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw.

       The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.

                                                                      Number
                              Investment          Price Per          of Shares
                                Amount              Share            Purchased

             Month 1            $100               $10.00                10
             Month 2            $100               $12.50                 8
             Month 3            $100                $5.00                20
             Month 4            $100               $10.00                10
             -----------------------------------------------------------------
                                $400               $37.50                48

Total Amount Invested:  $400
Total Number of Shares Purchased:  48
Average Price Per Share:  $9.38 ($37.50/4)
Average Cost Per Share:  $8.33 ($400/48 shares)

This example is for illustration purposes only. It is not intended to represent the actual performance of the Series.

THE POWER OF COMPOUNDING

       As part of your Variable Annuity contract, any earnings from your investment selection are automatically reinvested to purchase additional shares of the Series. This gives your investment yet another opportunity to grow.
It's called the Power of Compounding. The Fund may include illustrations showing the power of Compounding in advertisements and other types of literature.

(DGPF/REIT-SAI/PART B)


TRADING PRACTICES AND BROKERAGE

       The Fund selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. A number of trades are made on a net basis where securities either are purchased directly from the dealer or are sold to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty.

       Securities transactions for the Series may be effected in foreign markets which may not allow negotiation of commissions or where it is customary to pay fixed rates.

       The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts it manages, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.


       As provided in the Securities Exchange Act of 1934 and the Series' Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Fund believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by it in connection with administrative or other functions not related to their investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by it in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Fund and to other funds in the Delaware Investments family. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

(DGPF/REIT-SAI/PART B)


       Combined orders for two or more accounts or funds engaged in the purchase or sale of the same security may be placed if the judgment is made that joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Fund's Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

       Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, orders may be placed with broker/dealers that have agreed to defray certain Series expenses, such as custodian fees.

Portfolio Turnover
       Portfolio trading will be undertaken principally to accomplish the Series' objective in relation to anticipated movements in the general level of interest rates. The Series is free to dispose of portfolio securities at any time, subject to complying with the Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. The Series will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such a turnover always will be incidental to transactions undertaken with a view to achieving the Series' investment objective.

       The degree of portfolio activity may affect brokerage costs of the Series and taxes payable by the Series' securities at the beginning of the year were replaced by the end of the year. In investing for capital appreciation, the Series may hold securities for any period of time. Portfolio turnover will also be increased if the Series writes a large number of call options which are subsequently exercised. To the extent the Series realizes gains on securities held for less than six months, such gains are taxable to the shareholder subject to tax or to the Series at ordinary income tax rates. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Series shares. Total brokerage costs generally increase with higher portfolio turnover rates.

       Under normal circumstances the annual portfolio turnover rate of the Series is not expected to exceed 100%. The portfolio turnover rate of the Series is calculated by dividing the lesser of purchases or sales of securities for the particular fiscal year by the monthly average of the value of the securities owned by the Series during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

(DGPF/REIT-SAI/PART B)


OFFERING PRICE

       The offering price of shares is the net asset value per share next to be determined after an order is received. The purchase of shares becomes effective at the close of business on the day on which the investment is received from the life company and after any dividend is declared. Dividends, if any, begin to accrue on the next business day. There is no sales charge.

       The purchase will be effected at the net asset value next computed after the receipt of Federal Funds provided they are received by the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed. In the event of changes in Securities and Exchange Commission requirements or the Fund's change in time of closing, the Fund reserves the right to price at a different time, to price more often than once daily or to make the offering price effective at a different time.

       An example showing how to calculate the net asset value per share will be included in the Series' financial statements which will be incorporated by reference into this Part B.

       The net asset value per share is computed by adding the value of all securities and other assets in the Series' portfolio, deducting any liabilities of the Series and dividing by the number of the Series' shares outstanding. Expenses and fees are accrued daily. The Prospectus describes how securities are valued.

       In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Series of securities owned by it is not reasonably practical, or it is not reasonably practical for the Series fairly to value its assets, or in the event that the Securities and Exchange Commission has provided for such suspension for the protection of shareholders, the Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw a request for redemption or leave it standing as a request for redemption at the net asset value determined next after the suspension has been terminated.

(DGPF/REIT-SAI/PART B)


DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

       The Series normally will make payments from its net investment income on an annual basis. Payments from the Series' net realized securities profits, if any, normally will be made following the close of the fiscal year. All dividends and distributions are automatically reinvested.


TAXES

       The Series intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. As such, the Fund will not be subject to federal income tax to the extent its earnings are distributed and it satisfies other requirements relating to the sources of its income and diversification of its assets.

       Each series of the Fund is treated as a single tax entity, and any capital gains and losses for each series are calculated separately. It is the Series' policy to pay out substantially all net investment income and net realized gains to relieve the Fund of federal income tax liability on that portion of its income paid to shareholders under the Internal Revenue Code.

       The Series does not have a fixed policy with regard to distributions of realized securities profits when such realized securities profits may be offset by capital losses carried forward. Presently, however, the Series intends to offset realized securities profits to the extent of the capital losses carried forward.

       All dividends out of net investment income, together with distributions from short-term capital gains, will be taxable to those shareholders who are subject to income taxes as ordinary income. (These distributions may be eligible for the dividends-received deductions for corporations.) Any net long-term capital gains distributed to those shareholders who are subject to income tax will be taxable as such, regardless of the length of time a shareholder has owned their shares.

       Under the Taxpayer Relief act of 1997 (the "1997 Act"), the Series is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:

       "Pre-Act long-term capital gains": securities sold before May 7, 1997, that were held for more than 12 months. These gains will be taxable to individual investors at a maximum rate of 28%.

       "Mid-term capital gains" or "28 percent rate gain": securities sold by the Series after July 28, 1997 that were held more than one year but not more than 18 months. These gains will be taxable to individual investors at a maximum rate of 28%.

       "1997 Act long-term capital gains" or "20 percent rate gain": securities sold between May 7, 1997 and July 28, 1997 that were held for more than 12 months, and securities sold by the Series after July 28, 1997 that were held for more than 18 months. These gains will be taxable to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 10% for investors in the 15% federal income tax bracket.

       "Qualified 5-year gains": For individuals in the 15% bracket, qualified 5-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individual who are subject to tax at higher rate brackets, qualified 5-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than 5 years. Taxpayers subject to tax at

(DGPF/REIT-SAI/PART B)


       higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified 5-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket.

INVESTMENT MANAGEMENT AGREEMENT


       Delaware Management Company (the "Manager"), One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to the Series. Such services are provided subject to the supervision and direction of the Fund's Board of Directors. Lincoln Investment Management, Inc. ("Lincoln") serves as sub-adviser to the Manager with respect to the Series. Lincoln's address is 200 E. Berry Street, Fort Wayne, Indiana 46802.

       The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On December 31, 1997, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $39 billion in assets in the various institutional or separately managed (approximately $24,040,760,000) and investment company (approximately $15,705,742,000) accounts.

       Lincoln (formerly Lincoln National Investment Management Company) was incorporated in 1930. As of December 31, 1997, Lincoln had over $37.1 billion in assets under management.


       The Investment Management Agreement between the Fund on behalf of the Series and the Manager is dated March 31, 1998 and was approved by the initial shareholder on that date. The Agreement will remain in effect for an initial period of two years. The Agreement may be renewed only if such renewal and continuance is specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Series, and only if the terms and the renewal thereof have been approved by the vote of a majority of the directors of the Fund who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the directors of the Fund or by the Manager. The Agreement will terminate automatically in the event of an assignment.


       The Manager manages the Series' investments. The Manager is a series of Delaware Management Business Trust. The Manager changed its form of organization from a corporation to a business trust on March 1, 1998. The annual compensation paid by the Series is equal to 0.75% of its average daily net assets.

       The Manager has entered into a sub-advisory agreement with Lincoln with respect to the Series. As compensation for its services as sub-adviser to the Manager, Lincoln is entitled to receive a sub-advisory fee equal to 30% of the investment management fee under the Investment Management Agreement with Fund on behalf of the Series.

       Except for those borne by the Manager under the Investment Management Agreement and the Distributor under the Distribution Agreement, the Series is responsible for all of its own expenses. Among others, these include the Series' proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders. The Manager has voluntarily elected to waive its fee and reimburse the Series to the extent the Series' annual operating expenses, exclusive of taxes, interest, brokerage commissions and extraordinary expenses exceed 0.85% for the period from the commencement of the Series' operations through April 30, 1998.

(DGPF/REIT-SAI/PART B)


Distribution and Service
       Delaware Distributors, L.P., located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of the Series' shares under a Distribution Agreement dated March 31, 1998. It is an affiliate of the Manager and bears all of the costs of promotion and distribution. Delaware Distributors, L.P. is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH").


       The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the Fund's shareholder servicing, dividend disbursing and transfer agent for the Series pursuant to the Amended and Restated Shareholders Services Agreement dated March 31, 1998. The Transfer Agent also provides accounting services to the Series pursuant to the terms of a separate Fund Accounting Agreement. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Series, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.


OFFICERS AND DIRECTORS

       The business and affairs of the Fund are managed under the direction of its Board of Directors.

       Certain officers and directors of the Fund hold identical positions in each of the other funds in the Delaware Investments family.


       DMH Corp., Delvoy, Inc., Delaware Management Company, Inc., Delaware Management Business Trust, Delaware Investment Advisers, Delaware Management Company, Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc. are direct or indirect, wholly owned subsidiaries of DMH. On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.


       Directors and principal officers of the Fund are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

(DGPF/REIT-SAI/PART B)

*Wayne A. Stork (60)
         Chairman and Director of the Fund, 33 other investment companies in the Delaware Investments family, Delaware Management Holdings, Inc. and Delaware Capital Management, Inc.
         Chairman, President, Chief Executive Officer, Director of DMH Corp.,
                  Delaware Distributors, Inc. and Founders Holdings, Inc.
         Chairman,President, Chief Executive Officer, Chief Investment Officer
                  and Director of Delaware Management Company, Inc.
         Chairman, President, Chief Executive Officer and Chief Investment
                  Officer of Delaware Management Company.
         Chairman, Chief Executive Officer, Chief Investment Officer of Delaware
                  Investment Advisers.
         Chairman, Chief Executive Officer and Director of Delaware
                  International Advisers Ltd. and Delaware International Holdings Ltd.
         President and Chief Executive Officer of Delvoy, Inc.
         Chairman of Delaware Distributors, L.P.
         Director of Delaware Service Company, Inc. and Delaware Investment &
                  Retirement Services, Inc.
         Trustee  of Delaware Management Business Trust.
         During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

*Jeffrey J. Nick (45)
         President, Chief Executive Officer and Director and/or Trustee of the
                  Fund and 33 other investment companies in the Delaware Investments family.
         President, Chief Executive Officer and Director of Delaware Management
                  Holdings, Inc.
         President, Chief Executive Officer and Director of Lincoln National
                  Investment Companies, Inc.
         President of Lincoln Funds Corporation.
         From 1992 to 1996, Mr. Nick was Managing Director of Lincoln National UK plc and from 1989 to 1992, he was Senior Vice President responsible for corporate planning and development for Lincoln National Corporation.

Richard G. Unruh, Jr. (58)
         Executive Vice President of the Fund, each of the other 33 investment companies in the Delaware Investments family, Delaware Management Holdings, Inc., Delaware Management Company and Delaware Capital Management, Inc.
         Executive Vice President and Director of Delaware Management Company,
                  Inc.
         President of Delaware Investment Advisers.
         Director of Delaware International Advisers Ltd.
         Trustee  of Delaware Management Business Trust.
         During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.

----------------------
*Director affiliated with the Fund's investment manager and considered an "interested person" as defined in the 1940 Act.

(DGPF/REIT-SAI/PART B)

Paul E. Suckow (50)
         Executive Vice President/Chief Investment Officer, Fixed Income of the
                  Fund, each of the other 33 investment companies in the Delaware Investments family, Delaware Management Company, Inc., Delaware Management Company, Delaware Investment Advisers and Delaware Management Holdings, Inc.
         Executive Vice President and Director of Founders Holdings, Inc. Executive Vice President of Delaware Capital Management, Inc.
         Director of Founders CBO Corporation.
         Director of HYPPCO Finance Company Ltd.
         Before returning to Delaware Investments in 1993, Mr. Suckow was Executive Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for Delaware Investments.

Walter P. Babich (70)
         Director and/or Trustee of the Fund and each of the other 33 investment companies in the Delaware Investments family.
         460 North Gulph Road, King of Prussia, PA 19406.
         Board Chairman, Citadel Constructors, Inc.
         From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

Anthony D. Knerr (59)
         Director and/or Trustee of the Fund and each of the other 33 investment companies in the Delaware Investments family.
         500 Fifth Avenue, New York, NY 10110.
         Founder  and Managing Director, Anthony Knerr & Associates.
         From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (57)
         Director and/or Trustee of the Fund and each of the other 33 investment companies in the Delaware Investments family.
         785 Park Avenue, New York, NY 10021.
         Treasurer, National Gallery of Art.
         From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (77)
         Director and/or Trustee of the Fund and each of the other 33 investment companies in the Delaware Investments family.
         City Hall, Philadelphia, PA  19107.
         Philadelphia City Councilman.

(DGPF/REIT-SAI/PART B)


Thomas F. Madison (62)
         Director and/or Trustee of the Fund and each of the other 33 investment companies in the Delaware Investments family.
         President and Chief Executive Officer, MLM Partners, Inc.
         200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402.
         Mr. Madison has also been Chairman of the Board of Communications
                  Holdings, Inc. since 1996. From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was President of U.S. WEST Communications--Markets.

Charles E. Peck (72)
         Director and/or Trustee of the Fund and each of the other 33 investment companies in the Delaware Investments family.
         P.O.     Box 1102, Columbia, MD 21044.
         Secretary/Treasurer, Enterprise Homes, Inc.
         From     1981 to 1990, Mr. Peck was Chairman and Chief Executive
                  Officer of The Ryland Group, Inc., Columbia, MD.

David K. Downes (58)
         Executive Vice President, Chief Operating Officer, Chief Financial
                  Officer of the Fund, each of the other 33 investment companies in the Delaware Investments family, Delaware Management Holdings, Inc, Founders CBO Corporation, Delaware Management Company, Delaware Investment Advisers, Delaware Capital Management, Inc. and Delaware Distributors, L.P.
         Executive Vice President, Chief Operating Officer, Chief Financial
                  Officer and Director of Delaware Management Company, Inc., DMH Corp., Delaware Distributors, Inc., Founders Holdings, Inc. and Delvoy, Inc.
         President, Chief Executive Officer, Chief Financial Officer and
                  Director of Delaware Service Company, Inc.
         President, Chief Operating Officer, Chief Financial Officer and
                  Director of Delaware International Holdings Ltd.
         Chairman, Chief Executive Officer and Director of Delaware Management
                  Trust Company and Delaware Investment & Retirement Services, Inc. Director of Delaware International Advisers Ltd. and Delaware Voyageur Holding, Inc.
         Trustee of Delaware Management Business Trust.
         Vice President of Lincoln Funds Corporation
         Before joining Delaware Investments in 1992, Mr. Downes was Chief Administrative Officer, Chief Financial Officer and Treasurer of Equitable Capital Management Corporation, New York, from December 1985 through August 1992, Executive Vice President from December 1985 through March 1992, and Vice Chairman from March 1992 through August 1992.

(DGPF/REIT-SAI/PART B)




George M. Chamberlain, Jr. (51)
         Senior Vice President, Secretary and General Counsel of the Fund, each of the other 33 investment companies in the Delaware Investments family, Delaware Management Company, Delaware Investment Advisers, Delaware Distributors, L.P. and Delaware Management Holdings, Inc.
         Senior Vice President, Secretary, General Counsel and Director of DMH Corp., Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Investment & Retirement Services, Inc., Delaware Capital Management, Inc. and Delvoy, Inc.
         Executive Vice President, Secretary, General Counsel and Director of
                  Delaware Management Trust Company.
         Senior Vice President and Director of Delaware International Holdings Ltd.
         Director of Delaware International Advisers Ltd. and Delaware Voyageur
                  Holding, Inc.
         Trustee  of Delaware Management Business Trust.
         Secretary of Lincoln Funds Corporation
         Attorney.
         During the past five years, Mr. Chamberlain has served in various capacities at different times within the Delaware organization.

Joseph H. Hastings (48)
         Senior   Vice President/Corporate Controller of the Fund, each of the other 33 investment companies in the Delaware Investments
                  family and Founders Holdings, Inc.
         Senior   Vice President/Corporate Controller and Treasurer of Delaware
                  Management Holdings, Inc., DMH Corp., Delaware Management
                  Company, Inc., Delaware Management Company, Delaware
                  Distributors, L.P., Delaware Distributors, Inc., Delaware
                  Service Company, Inc., Delaware Capital Management, Inc.,
                  Delaware International Holdings Ltd. and Delvoy, Inc.
         Chief    Financial Officer/Treasurer of Delaware Investment &
                  Retirement Services, Inc.
         Executive Vice President/Chief Financial Officer/Treasurer of Delaware
                  Management Trust Company.
         Senior   Vice President/Assistant Treasurer of Founders CBO
                  Corporation.
         Treasurer of Lincoln Funds Corporation
         1818     Market Street, Philadelphia, PA 19103.
         Before   joining the Delaware Investments in 1992, Mr. Hastings was
                  Chief Financial Officer for Prudential Residential Services,
                  L.P., New York, NY from 1989 to 1992. Prior to that, Mr.
                  Hastings served as Controller and Treasurer for Fine Homes
                  International, L.P., Stamford, CT from 1987 to 1989.

Michael P. Bishof (35)
         Senior Vice President/Treasurer of the Fund, each of the other 33 investment companies in the Delaware Investments family and Founders Holdings, Inc.
         Senior Vice President/Investment Accounting of Delaware Management Company, Inc., Delaware Management Company and Delaware Service Company, Inc.
         Senior Vice President and Treasurer/Manager of Investment Accounting of Delaware Distributors, L.P. and Delaware Investment Advisers.
         Senior Vice President and Manager of Investment Accounting of Delaware International Holdings Ltd.
         Assistant Treasurer of Founders CBO Corporation.
         Before joining Delaware Investments in 1995, Mr. Bishof was a Vice President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.

(DGPF/REIT-SAI/PART B)



         The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation received from the Fund and the total compensation received from all Delaware Investments funds for the fiscal year ended December 31, 1997 and an estimate of annual benefits to be received upon retirement under the Delaware Investments Retirement Plan for Directors/Trustees as of December 31, 1997. Only the independent directors of the Fund receive compensation from the Fund.

                                                          Pension or                                   Total
                                                          Retirement             Estimated         Compensation
                                                           Benefits               Annual            from all 34
                                      Aggregate             Accrued              Benefits            Delaware
                                    Compensation          as Part of               Upon             Investments
Name                                  from Fund          Fund Expenses          Retirement*           Funds**

W. Thacher Longstreth                  $3,097                None                $38,500              $59,827
Ann R. Leven                           $3,388                None                $38,500              $65,160
Walter P. Babich                       $3,370                None                $38,500              $64,160
Anthony D. Knerr                       $3,370                None                $38,500              $64,160
Charles E. Peck                        $3,002                None                $38,500              $56,682
Thomas F. Madison***                   $2,160                None                $38,500              $43,537

* Under the terms of the Delaware Investments Retirement Plan for Directors/Trustees, each disinterested director who, at the time of his or her retirement from the Board, has attained the age of 70 years and served on the Board for at least five continuous years, is entitled to receive payments from each fund in Delaware Investments for a period equal to the lesser of the number of years that such person served as a director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors of each fund at the time of such person's retirement. If an eligible director retired as of December 31, 1997, he or she would be entitled to annual payments totaling $38,500, in the aggregate, from all of the funds in Delaware Investments, based on the number of funds in Delaware Investments as of that date.

** Each independent director currently receives a total annual retainer fee of $38,500 for serving as a director or trustee for all funds in Delaware Investments, plus $3,145 for each Board Meeting attended. Ann R. Leven, Walter P. Babich, and Anthony D. Knerr serve on the Fund's audit committee; Ms. Leven is the chairperson. Members of the audit committee currently receive additional annual compensation of $5,000 from all funds, with the exception of the chairperson, who receives $6,000.

***    Mr. Madison joined the Board of Directors on April 30, 1997.

         As of March 10, 1998, management believes the following accounts held 5% or more of the outstanding shares of each series of the Fund:

Series                     Name and Address of Account                          Share Amount       Percentage
------                     ---------------------------                          ------------       ----------

Decatur Total              SMA Life Assurance Company
Return Series              Separate Account VA-K
                           440 Lincoln Street
                           Worcester, MA 01654                                   16,769,784             67.91%

                           Lincoln National Life Company
                           Separate Account - C
                           1300 South Clinton Street
                           P.O. Box 2340
                           Fort Wayne, IN 46801                                   6,183,803              25.04%

Delchester Series          SMA Life Assurance Company
                           Separate Account VA-K
                           440 Lincoln Street
                           Worcester, MA 01654                                   10,624,951              94.51%

Capital Reserves           SMA Life Assurance Company
Series                     Separate Account VA-K
                           440 Lincoln Street
                           Worcester, MA 01654                                    2,773,855             91.00%

Delaware Series            SMA Life Assurance Company
                           Separate Account VA-K
                           440 Lincoln Street
                           Worcester, MA 01654                                    7,627,846             93.28%

Cash Reserve               SMA Life Assurance Company
Series                     Separate Account VA-K
                           440 Lincoln Street
                           Worcester, MA 01654                                    2,858,723              86.47%

                           State Mutual Life Insurance Company
                           Separate Account VA-K
                           440 Lincoln Street
                           Worcester, MA 01654                                      252,624              7.64%




Series                     Name and Address of Account                      Share Amount             Percentage
------                     ---------------------------                      ------------             ----------
DelCap Series              SMA Life Assurance Company
                           Separate Account VA-K
                           440 Lincoln Street
                           Worcester, MA 01654                                    6,500,942             95.18%

International Equity       SMA Life Assurance Company
Series                     Separate Account VA-K
                           440 Lincoln Street
                           Worcester, MA 01654                                   13,212,366           96.98%

Emerging Growth            SMA Life Assurance Company
Series                     Separate Account VA-K
                           440 Lincoln Street
                           Worcester, MA 01654                                    3,549,652           49.56%

                           Lincoln National Life Company
                           Separate Account - C
                           1300 South Clinton Street
                           P.O. Box 2340
                           Fort Wayne, IN 46801                                   3,519,598           49.14%

Value Series               SMA Life Assurance Company
                           Separate Account VA-K
                           440 Lincoln Street
                           Worcester, MA 01654                                    5,164,366           98.92%

Global Bond Series         Lincoln National Life Company
                           Separate Account - C
                           1300 South Clinton Street
                           P.O. Box 2340
                           Fort Wayne, IN 46801                                   1,244,689           72.62%

                           SMA Life Assurance Company
                           Separate Account VA-K
                           440 Lincoln Street
                           Worcester, MA 01654                                      455,299           26.56%



Series                     Name and Address of Account                         Share Amount           Percentage
------                     ---------------------------                         ------------           ----------
Strategic Income           SMA Life Assurance Company
Series                     Separate Account VA-K
                           440 Lincoln Street
                           Worcester, MA 01654                                      811,956           71.53%

                           Lincoln National Life Company
                           Separate Account - C Seed Account
                           1300 South Clinton Street
                           P.O. Box 2340
                           Fort Wayne, IN 46801                                     257,050           22.64%

                           SMA Life Assurance Company
                           Separate Account VA-K
                           440 Lincoln Street
                           Worcester, MA 01654                                       65,988           5.81%


Devon Series               SMA Life Assurance Company
                           Separate Account VA-K
                           440 Lincoln Street
                           Worcester, MA 01654                                    1,653,451           97.94%


Emerging Markets           SMA Life Assurance Company
Series                     Separate Account VA-K
                           440 Lincoln Street
                           Worcester, MA 01654                                      472,166           69.56%

                           Lincoln National Life Company
                           Separate Account - C See Account
                           1300 South Clinton Street
                           P.O. Box 2340
                           Fort Wayne, IN 46801                                     206,393           30.40%


                                       33


Series                     Name and Address of Account                         Share Amount           Percentage
------                     ---------------------------                         ------------           ----------

Convertible Securities     Lincoln National Life Company
Series                     Separate Account - C Seed Account
                           1300 South Clinton Street
                           P.O. Box 2340
                           Fort Wayne, IN 46801                                     206,690           50.64%

                           SMA Life Assurance Company
                           Separate Account VA-K
                           440 Lincoln Street
                           Worcester, MA 01654                                      184,439           45.19%

Quantum Series             SMA Life Assurance Company
                           Separate Account VA-K
                           440 Lincoln Street
                           Worcester, MA 01654                                      627,951           79.05%

                           Lincoln National Life Company
                           Separate Account - C Seed Account
                           1300 South Clinton Street
                           P.O. Box 2340
                           Fort Wayne, IN 46801                                     152,822           19.23%


(DGPF/REIT-SAI/PART B)


GENERAL INFORMATION


       The Manager is the investment manager for the Series and several other funds in the Delaware Investments family. While investment decisions for the Series are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Series.

       Access persons and advisory persons of the Delaware Investments family of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager or its affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions may only be closed-out at a profit after a 60- day holding period has elapsed; and
(5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

       In addition, Delaware Service Company, Inc., an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Fund and for the other mutual funds in the Delaware Investments family . Compensation is fixed each year and approved by the Board of Directors, including a majority of the disinterested directors. The Transfer Agent also provides accounting services to the Series. Those services include performing all functions related to calculating the Series' net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services.


       The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of the Fund's advisory relationship with the Manager or its distribution relationship with Delaware Distributors, L.P., the Manager and its affiliates could cause the Fund to delete the words "Delaware Group" from the Fund's name.

(DGPF/REIT-SAI/PART B)


Capitalization
       The Fund has a present authorized capitalization of one billion shares of capital stock with a $.01 par value per share. The Board of Directors has allocated fifty million shares to the Series. While all shares have equal voting rights on matters affecting the entire Fund, the Series would vote separately on any matter which affects only that Series, such as investment objectives and policies, and as otherwise prescribed by the 1940 Act. Shares of the Series have a priority in that Series' assets, and in gains on and income from the portfolio of that Series. Shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable. All shares participate equally in dividends, and upon liquidation would share equally.

Noncumulative Voting
       Series shares have noncumulative voting rights which means that the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all the directors if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any directors.

       This Part B does not include all of the information contained in the Registration Statement which is on file with the Securities and Exchange Commission ("SEC"). Shareholders may obtain a copy of the Registration Statement by contacting the SEC in Washington, DC.

(DGPF/REIT-SAI/PART B)


APPENDIX A--DESCRIPTION OF RATINGS

Commercial Paper
       Excerpts from S&P's description of its two highest commercial paper ratings: A-1--judged to be the highest investment grade category possessing the highest relative strength; A-2--investment grade category possessing less relative strength than the highest rating.

       Excerpts from Moody's description of its two highest commercial paper ratings: P-1--the highest grade possessing greatest relative strength; P-2--second highest grade possessing less relative strength than the highest grade.

       Excerpts from Duff and Phelps, Inc.'s description of its two highest ratings: Category 1--Top Grade: Duff 1-Plus--Highest certainty of timely payment. Short- term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Duff 1-Minus-- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Category 2--Good
Grade: Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing internal funds' needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

       Excerpts from Fitch Investor Service, Inc.'s description of its two highest ratings: F-1--Highest grade commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. F-2--Very good grade issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Bonds
       Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

       Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and

(DGPF/REIT-SAI/PART B)


protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

FINANCIAL STATEMENTS

       Ernst & Young LLP serves as the independent auditor for the Series and the Fund and, in its capacity as such, will audit the financial statements of the Series that will be contained in the Fund's Annual Report.

                                     PART C

                                Other Information

Item 24.     Financial Statements and Exhibits

             (a)      Financial Statements:

                      Part A - Inapplicable

                      Part B - Inapplicable

             (b)      Exhibits:

                      (1)     Articles of Incorporation.

                              (a) Articles of Incorporation, as amended and supplemented through January 22, 1996, incorporated into this filing by reference to Post-Effective Amendment No. 16 filed January 22, 1996.

                              (b)      Executed Articles Supplementary to
                                       Articles of Incorporation (April 23,
                                       1996) incorporated into this filing by
                                       reference to Post-Effective Amendment No.
                                       18 filed October 29, 1996.

                              (c)      Form of Articles Supplementary to
                                       Articles of Incorporation (April 1997)
                                       incorporated into this filing by
                                       reference to Post-Effective Amendment No.
                                       20 filed April 29, 1997.

                              (d) Form of Articles of Amendment to Articles of Incorporation (April 1997) incorporated into this filing by reference to Post-Effective Amendment No. 20 filed April 29, 1997.

                              (e)      Form of Articles Supplementary to
                                       Articles of Incorporation (April 1997)
                                       incorporated into this filing by
                                       reference to Post-Effective Amendment No.
                                       20 filed April 29, 1997.

                              (f)      Form of Articles Supplementary to
                                       Articles of Incorporation (March 1998)
                                       attached as Exhibit.

                      (2) By-Laws. By-Laws, as amended through April 27, 1995, incorporated into this filing by reference to Post-Effective Amendment No. 15 filed April 27, 1995.

                      (3)     Voting Trust Agreement.  Inapplicable.

PART C - Other Information
(continued)
                      (4) Copies of All Instruments Defining the Rights of Holders.

                              (a) Articles of Incorporation, Articles of Amendment and Articles Supplementary.

                                       (i)      Article Fifth, Article Seventh,
                                                Article Eighth and Article Tenth
                                                of Articles of Incorporation
                                                (February 17, 1987), Article
                                                Second of Articles Supplementary
                                                (January 29, 1988), Article One
                                                of Articles of Amendment (July
                                                27, 1989), Article Second of
                                                Articles Supplementary (April
                                                25, 1991), Article Second of
                                                Articles Supplementary (July 28,
                                                1992), Article Second of
                                                Articles Supplementary (October
                                                11, 1993) and Article Second of
                                                Articles Supplementary (April
                                                23, 1996) incorporated into this
                                                filing by reference to
                                                Post-Effective Amendment No. 16
                                                filed January 22, 1996.

                                       (ii)     Executed Article Fourth to
                                                Articles Supplementary (April
                                                23, 1996) incorporated into this
                                                filing by reference to
                                                Post-Effective Amendment No. 18
                                                filed October 29, 1996.

                                       (iii)    Form of Articles Supplementary
                                                (April 1997) incorporated into
                                                this filing by reference to
                                                Post-Effective Amendment No. 20
                                                filed April 29, 1997.

                                       (iv)     Form of Articles Supplementary
                                                (March 1998) attached in Exhibit
                                                24(b)(1)(f).

                              (b) By-Laws. Article II, Article III, as amended, and Article XIII, which was subsequently designated as Article XIV, incorporated into this filing by reference to Post-Effective Amendment No. 15 filed April 27, 1995.

                      (5)     Investment Management Agreements.

                              (a) Executed Investment Management Agreement (April 3, 1995) between Delaware Management Company, Inc. and the Registrant on behalf of Emerging Growth Series (renamed Trend Series) incorporated into this filing by reference to Post-Effective Amendment No. 15 filed April 27, 1995.

                              (b) Executed Investment Management Agreement (April 3, 1995) between Delaware Management Company, Inc. and the Registrant on behalf of Growth Series (renamed DelCap Series) incorporated into this filing by reference to
                                       Post-Effective Amendment No. 15 filed
                                       April 27, 1995.

PART C - Other Information
(continued)



                              (c) Executed Investment Management Agreement (April 3, 1995) between Delaware International Advisers Ltd. and the Registrant on behalf of International Equity Series incorporated into this filing by reference to Post-Effective Amendment No. 15 filed April 27, 1995.

                              (d) Executed Investment Management Agreement (April 3, 1995) between Delaware Management Company, Inc. and the Registrant on behalf of the Money Market Series (renamed Cash Reserve Series) incorporated into this filing by reference to Post-Effective Amendment No. 15 filed April 27, 1995.

                              (e) Executed Investment Management Agreement (April 3, 1995) between Delaware Management Company, Inc. and the Registrant on behalf of the Equity/Income Series (renamed Decatur Total Return Series), High Yield Series (renamed Delchester Series), Capital Reserves Series and Multiple Strategy Series (renamed Delaware Series) incorporated into this filing by reference to Post-Effective Amendment No. 15 filed April 27, 1995.

                              (f) Executed Investment Management Agreement (April 3, 1995) between Delaware Management Company, Inc. and the Registrant on behalf of Value Series incorporated into this filing by reference to Post-Effective Amendment No. 15 filed April 27, 1995.

                              (g) Executed Investment Management Agreement (May 1, 1996) between Delaware International Advisers Ltd. and the Registrant on behalf of Global Bond Series incorporated into this filing by reference to Post-Effective Amendment No. 18 filed October 29, 1996.

                              (h) Form of Investment Management Agreement (May 1997) between Delaware Management Company, Inc. and the Registrant on behalf of Strategic Income Series incorporated into this filing by reference to Post-Effective Amendment No. 20 filed April 29, 1997.

                              (i) Form of Investment Management Agreement (May 1997) between Delaware Management Company, Inc. and the Registrant on behalf of Devon Series incorporated into this filing by reference to
                                       Post-Effective Amendment No. 20 filed
                                       April 29, 1997.

PART C - Other Information
(continued)
                              (j) Form of Investment Management Agreement (May 1997) between Delaware International Advisers Ltd. and the Registrant on behalf of Emerging Markets Series incorporated into this filing by reference to Post-Effective Amendment No. 20 filed April 29, 1997.

                              (k) Form of Investment Management Agreement (May 1997) between Delaware Management Company, Inc. and the Registrant on behalf of Convertible Securities Series incorporated into this filing by reference to Post-Effective Amendment No. 20 filed April 29, 1997.

                              (l) Form of Investment Management Agreement (May 1997) between Delaware Management Company, Inc. and the Registrant on behalf of Quantum Series incorporated into this filing by reference to Post-Effective Amendment No. 20 filed April 29, 1997.

                              (m)      Form of Investment Management Agreement
                                       (1998) between Delaware Management
                                       Company, Inc. and the Registrant on
                                       behalf of REIT Series incorporated into
                                       this filing by reference to
                                       Post-Effective Amendment No.
                                       22 filed January 15, 1998.

                              (n) Form of Sub-Advisory Agreement (May 1997) between Delaware Management Company, Inc. and Delaware International Advisers Ltd. on behalf of Strategic Income Series incorporated into this filing by reference to Post-Effective Amendment No. 20 filed April 29, 1997.

                              (o) Form of Sub-Advisory Agreement (May 1997) between Delaware Management Company, Inc. and Vantage Global Advisors, Inc. on behalf of Quantum Series incorporated into this filing by reference to Post-Effective Amendment No. 20 filed April 29, 1997.

                              (p) Form of Sub-Advisory Agreement (1998) between Delaware Management Company, Inc. and Lincoln Investment Management, Inc. on behalf of REIT Series incorporated into this filing by reference to Post-Effective Amendment No. 22 filed January 15, 1998.

PART C - Other Information
(continued)
                      (6)     Distribution Agreements.

                              (a)      Executed Distribution Agreement (April 3,
                                       1995) between Delaware Distributors, L.P.
                                       and the Registrant on behalf of
                                       Equity/Income Series (renamed Decatur
                                       Total Return Series), High Yield Series
                                       (renamed Delchester Series), Capital
                                       Reserves Series and Multiple Strategy
                                       Series (renamed Delaware Series)
                                       incorporated into this filing by
                                       reference to Post-Effective Amendment No.
                                       16 filed January 22, 1996.

                              (b)      Executed Distribution Agreement (April 3,
                                       1995) between Delaware Distributors, L.P.
                                       and the Registrant on behalf of Money
                                       Market Series (renamed Cash Reserve
                                       Series) incorporated into this filing by reference to Post-Effective Amendment No. 16 filed January 22, 1996.

                              (c)      Executed Distribution Agreement (April 3,
                                       1995) between Delaware Distributors, L.P.
                                       and the Registrant on behalf of Growth
                                       Series (renamed DelCap Series)
                                       incorporated into this filing by
                                       reference to Post-Effective Amendment No.
                                       16 filed January 22, 1996.

                              (d)      Executed Distribution Agreement (April 3,
                                       1995) between Delaware Distributors, L.P.
                                       and the Registrant on behalf of
                                       International Equity Series incorporated into this filing by reference to Post-Effective Amendment No.
                                       16 filed January 22, 1996.

                              (e)      Executed Distribution Agreement (April 3,
                                       1995) between Delaware Distributors, L.P.
                                       and the Registrant on behalf of Value
                                       Series incorporated into this filing by
                                       reference to Post-Effective Amendment No.
                                       16 filed January 22, 1996.

                              (f)      Executed Distribution Agreement (April 3,
                                       1995) between Delaware Distributors, L.P.
                                       and the Registrant on behalf of Emerging
                                       Growth Series (renamed Trend Series)
                                       incorporated into this filing by
                                       reference to Post-Effective Amendment No.
                                       16 filed January 22, 1996.

                              (g)      Executed Distribution Agreement (May 1,
                                       1996) between Delaware Distributors, L.P.
                                       and the Registrant on behalf of Global
                                       Bond Series incorporated into this filing by reference to Post-Effective Amendment No. 18 filed October 29, 1996.

PART C - Other Information
(continued)
                              (h) Form of Distribution Agreement (May 1997) between Delaware Distributors, L.P. and the Registrant on behalf of Convertible Securities Series, Devon Series, Emerging Markets Series, Quantum Series and Strategic Income Series incorporated into this filing by reference to
                                       Post-Effective Amendment No. 20 filed
                                       April 29, 1997.

                              (i) Form of Distribution Agreement (1998) between Delaware Distributors, L.P. and the Registrant on behalf of REIT Series incorporated into this filing by reference to Post-Effective Amendment No. 22 filed January 15, 1998.

                      (7)     Bonus, Profit Sharing, Pension Contracts.

                              (a) Amended and Restated Profit Sharing Plan (November 17, 1994) incorporated into this filing by reference to
                                       Post-Effective Amendment No.
                                       15 filed April 27, 1995.

                              (b)      Amendment to Profit Sharing Plan
                                       (December 21, 1995) incorporated into
                                       this filing by reference to
                                       Post-Effective Amendment No. 16 filed
                                       January 22, 1996.

                      (8)     Custodian Agreements.

                              (a)      Executed Custodian Agreement (1996)
                                       (Module) between The Chase Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 18 filed October 29, 1996.

                                       (i)      Amendment (November 20, 1997) to
                                                Custodian Agreement between The
                                                Chase Manhattan Bank and the
                                                Registrant on behalf of each
                                                Series incorporated into this
                                                filing by reference to
                                                Post-Effective Amendment No. 22
                                                filed January 15, 1998.

                              (b)      Form of Securities Lending Agreement
                                       (1996) between The Chase Manhattan Bank
                                       and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 18 filed October 29, 1996.

PART C - Other Information
(continued)
                      (9)     Other Material Contracts.

                              (a) Executed Shareholders Services Agreement (June 29, 1988) between Delaware Service Company, Inc. and the Registrant on behalf of Money Market Series (renamed Cash Reserve Series) incorporated into this filing by reference to
                                       Post-Effective Amendment No. 18 filed
                                       October 29,1996.

                              (b)      Executed Amended and Restated
                                       Shareholders Services Agreement (May 1,
                                       1996) between Delaware Service Company,
                                       Inc. and the Registrant on behalf of High
                                       Yield Series (renamed Delchester Series),
                                       Capital Reserves Series, Equity/Income
                                       Series (renamed Decatur Total Return
                                       Series), Multiple Strategy Series
                                       (renamed Delaware Series), Growth Series
                                       (renamed DelCap Series), International
                                       Equity Series, Value Series, Emerging
                                       Growth Series (renamed Trend Series) and
                                       Global Bond Series incorporated into this filing by reference to Post-Effective Amendment No. 18 filed October 29, 1996.

                              (c) Form of Amended and Restated Shareholders Services Agreement (May 1997) between Delaware Service Company, Inc. and the Registrant on behalf of High Yield Series (renamed Delchester Series), Capital Reserves Series, Equity/Income Series (renamed Decatur Total Return Series), Multiple Strategy Series (renamed Delaware Series), Growth Series (renamed DelCap Series), International Equity Series, Value Series, Emerging Growth Series (renamed Trend Series), Global Bond Series, Strategic Income Series, Devon Series, Emerging Markets Series, Convertible Securities Series and Quantum Series incorporated into this filing by reference to Post-Effective Amendment No. 20 filed April 29, 1997.

                              (d) Form of Proposed Amended and Restated Shareholder Services Agreement (1998) between Delaware Service Company, Inc. and the Registrant on behalf of High Yield Series (renamed Delchester Series), Capital Reserves Series, Equity/Income Series (renamed Decatur Total Return Series), Multiple Strategy Series (renamed Delaware Series), Growth Series (renamed DelCap Series), International Equity Series, Value Series, Emerging Growth Series (renamed Trend Series), Global Bond Series, Strategic Income Series, Devon Series, Emerging Markets Series, Convertible Securities Series, Quantum Series and REIT Series incorporated into this filing by reference to Post-Effective Amendment No. 22 filed January 15, 1998.

PART C - Other Information
(continued)
                              (e) Executed Delaware Group of Funds Fund Accounting Agreement (August 19, 1996) (Module) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 18 filed October 29, 1996.

                                       (i)      Executed Amendment No. 7
                                                (October 14, 1997) to Delaware
                                                Group of Funds Fund Accounting
                                                Agreement attached as Exhibit.

                                       (ii)     Executed Amendment No. 8
                                                (December 18, 1997) to Delaware
                                                Group of Funds Fund Accounting
                                                Agreement attached as Exhibit.

                                       (iii)    Form of Amendment No. 9 to
                                                Delaware Group Funds Fund
                                                Accounting Agreement (1998)
                                                attached as Exhibit.

                      (10)    Opinion of Counsel. Attached as Exhibit.

                      (11)    Consent of Auditors.  Inapplicable.

                      (12)    Inapplicable.

                      (13) Subscription Agreement. Incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed October 13, 1987.

                      (14-15) Inapplicable.

                      (16) Schedules of Computation for each Performance
                           Quotation.

                              (a)      Incorporated into this filing by
                                       reference to Post-Effective Amendment No.
                                       15 filed April 27, 1995, Post-Effective
                                       Amendment No. 17 filed March 29, 1996,
                                       Post-Effective Amendment No. 18 filed
                                       October 29, 1996, Post-Effective
                                       Amendment No. 20 filed April 29, 1997 and
                                       Post-Effective Amendment No. 21 filed
                                       October 30, 1997.

                      (17)    Financial Data Schedules.  Inapplicable.

                      (18)    Inapplicable.

                      (19)    Other: Directors' Power of Attorney.
                              Attached as Exhibit.

PART C - Other Information
(continued)

Item 25.     Persons Controlled by or under Common Control with Registrant.
             None.

Item 26.     Number of Holders of Securities.

             (1)                                            (2)
                                                            Number of
             Title of Class                                 Record Holders

             Delaware Group Premium Fund, Inc.
             Delchester Series
             Common Stock Par Value                         6 Accounts as of
             $.01 Per Share                                 February 28, 1998

             Delaware Group Premium Fund, Inc.
             Capital Reserves Series
             Common Stock Par Value                         6 Accounts as of
             $.01 Per Share                                 February 28, 1998

             Delaware Group Premium Fund, Inc.
             Decatur Total Return Series
             Common Stock Par Value                         8 Accounts as of
             $.01 Per Share                                 February 28, 1998

             Delaware Group Premium Fund, Inc.
             Delaware Series
             Common Stock Par Value                         6 Accounts as of
             $.01 Per Share                                 February 28, 1998

             Delaware Group Premium Fund, Inc.
             Cash Reserve Series
             Common Stock Par Value                         6 Accounts as of
             $.01 Per Share                                 February 28, 1998

             Delaware Group Premium Fund, Inc.
             DelCap Series
             Common Stock Par Value                         5 Accounts as of
             $.01 Per Share                                 February 28, 1998

PART C - Other Information
(continued)



             (1)                                            (2)
                                                            Number of
             Title of Class                                 Record Holders

             Delaware Group Premium Fund, Inc.
             International Equity Series
             Common Stock Par Value                         2 Accounts as of
             $.01 Per Share                                 February 28, 1998

             Delaware Group Premium Fund, Inc.
             Value Series
             Common Stock Par Value                         3 Accounts as of
             $.01 Per Share                                 February 28, 1998

             Delaware Group Premium Fund, Inc.
             Trend Series
             Common Stock Par Value                         5 Accounts as of
             $.01 Per Share                                 February 28, 1998

             Delaware Group Premium Fund, Inc.
             Global Bond Series
             Common Stock Par Value                         5 Accounts as of
             $.01 Per Share                                 February 28, 1998

             Delaware Group Premium Fund, Inc.
             Strategic Income Series
             Common Stock Par Value                         4 Accounts as of
             $.01 Per Share                                 February 28, 1998

             Delaware Group Premium Fund, Inc.
             Devon Series
             Common Stock Par Value                         3 Accounts as of
             $.01 Per Share                                 February 28, 1998

             Delaware Group Premium Fund, Inc.
             Emerging Markets Series
             Common Stock Par Value                         4 Accounts as of
             $.01 Per Share                                 February 28, 1998

PART C - Other Information
(continued)



             (1)                                           (2)
                                                           Number of
             Title of Class                                Record Holders

             Delaware Group Premium Fund, Inc.
             Convertible Securities Series
             Common Stock Par Value                        4 Accounts as of
             $.01 Per Share                                February 28, 1998

             Delaware Group Premium Fund, Inc.
             Quantum Series
             Common Stock Par Value                        4 Accounts as of
             $.01 Per Share                                February 28, 1998

             Delaware Group Premium Fund, Inc.
             REIT Series
             Common Stock Par Value                        0 Accounts as of
             $.01 Per Share                                February 28, 1998

Item 27. Indemnification. Incorporated into this filing by reference to initial Registration Statement filed May 14, 1987 and Article VII of the Amendment to By-Laws (February 16, 1989) incorporated into this filing by reference to Post-Effective Amendment No. 15 filed April 27, 1995.

Item 28. Business and Other Connections of Investment Adviser.

             Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Tax-Free Funds, Inc., Voyageur Intermediate Tax-Free Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other Delaware Investments funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

PART C - Other Information
(continued)



             The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

Name and Principal         Positions and Offices with the Manager and its
Business Address *         Affiliates and Other Positions and Offices Held
------------------         -----------------------------------------------
Wayne A. Stork             Chairman of the Board, President, Chief Executive
                           Officer and Chief Investment Officer of Delaware
                           Management Company; Chairman of the Board, President,
                           Chief Executive Officer, Chief Investment Officer and
                           Director of Delaware Management Company, Inc.;
                           Trustee of Delaware Management Business Trust;
                           Chairman of the Board, President, Chief Executive
                           Officer and Director of DMH Corp.; Chairman, Chief
                           Executive Officer, Chief Investment Officer of
                           Delaware Investment Advisers, Delaware Distributors,
                           Inc. and Founders Holdings, Inc.; Chairman, Chief
                           Executive Officer and Director of Delaware
                           International Holdings Ltd. and Delaware
                           International Advisers Ltd.; Chairman of the Board and Director of the Registrant, each of the other funds in the Delaware Investments family, Delaware
                           Management Holdings, Inc., and Delaware Capital
                           Management, Inc.; Chairman of Delaware Distributors,
                           L.P.; President and Chief Executive Officer of
                           Delvoy, Inc.; and Director of Delaware Service
                           Company, Inc. and Delaware Investment & Retirement
                           Services, Inc.

Richard G. Unruh, Jr.      Executive Vice President of Delaware Management
                           Company; Executive Vice President and Director of
                           Delaware Management Company, Inc.; Trustee of
                           Delaware Management Business Trust; Executive Vice
                           President of the Registrant, each of the other funds in the Delaware Investments family, Delaware
                           Management Holdings, Inc. and Delaware Capital
                           Management, Inc; President of Delaware Investment
                           Advisers and Director of Delaware International
                           Advisers Ltd.

                           Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA



*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(continued)

Name and Principal         Positions and Offices with the Manager and its
Business Address *         Affiliates and Other Positions and Offices Held
------------------         -----------------------------------------------

Paul E. Suckow             Executive Vice President/Chief Investment Officer,
                           Fixed Income of Delaware Management Company, Delaware
                           Management Company, Inc., the Registrant, each of the other funds in the Delaware Investments family;
                           Delaware Investment Advisers; and Delaware Management
                           Holdings, Inc.; Executive Vice President and Director of Founders Holdings, Inc.; Executive Vice President of Delaware Capital Management, Inc.; and Director of
                           Founders CBO Corporation

                           Director, HYPPCO Finance Company Ltd.

David K. Downes            Executive Vice President, Chief Operating Officer and
                           Chief Financial Officer of Delaware Management
                           Company and Delaware Investment Advisers; Trustee of
                           Delaware Management Business Trust; Executive Vice
                           President, Chief Operating Officer, Chief Financial
                           Officer and Director of Delaware Management Company,
                           Inc., DMH Corp, Delaware Distributors, Inc., Founders
                           Holdings, Inc. and Delvoy, Inc.; Executive Vice
                           President, Chief Operating Officer and Chief
                           Financial Officer of the Registrant and each of the other funds in the Delaware Investments family, Delaware Management Holdings, Inc., Founders CBO
                           Corporation, Delaware Capital Management, Inc. and
                           Delaware Distributors, L.P.; President, Chief
                           Executive Officer, Chief Financial Officer and
                           Director of Delaware Service Company, Inc.;
                           President, Chief Operating Officer, Chief Financial
                           Officer and Director of Delaware International
                           Holdings Ltd.; Chairman, Chief Executive Officer and
                           Director of Delaware Investment & Retirement
                           Services, Inc.; Chairman and Director of Delaware
                           Management Trust Company; Director of Delaware
                           International Advisers Ltd.; and Vice President of
                           Lincoln Funds Corporation

                           Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place, Newtown Square, PA



*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(continued)



Name and Principal         Positions and Offices with the Manager and its
Business Address *         Affiliates and Other Positions and Offices Held
------------------         -----------------------------------------------

George M. Chamberlain, Jr. Senior Vice President, General Counsel and Secretary
                           of Delaware Management Company and Delaware
                           Investment Advisers; Trustee of Delaware Management Business Trust; Senior Vice President, General Counsel, Secretary and Director of Delaware Management Company, Inc., DMH Corp., Delaware Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Capital Management, Inc., Delaware Investment & Retirement Services, Inc. and Delvoy, Inc.; Senior Vice President, Secretary and General Counsel of the Registrant, each of the other funds in the Delaware Investments family, Delaware Distributors, L.P. and Delaware Management Holdings, Inc.; Senior Vice President and Director of Delaware International Holdings Ltd.; Executive Vice President, Secretary, General Counsel and Director of Delaware Management Trust Company; Director of Delaware International Advisers Ltd.; Secretary of Lincoln Funds Corporation

Richard J. Flannery        Senior Vice President/Corporate and International
                           Affairs of the Registrant, each of the other funds in the Delaware Investments family, Delaware Management
                           Holdings, Inc., DMH Corp., Delaware Management
                           Company, Delaware Investment Advisers, Delaware
                           Management Company, Inc., Delaware Distributors,
                           Inc., Delaware Distributors, L.P., Delaware
                           Management Trust Company, Delaware Capital
                           Management, Inc., Delaware Service Company, Inc. and
                           Delaware Investment & Retirement Services, Inc.;
                           Executive Vice President/Corporate & International
                           Affairs and Director of Delaware International
                           Holdings Ltd.; Senior Vice President/ Corporate and
                           International Affairs and Director of Founders
                           Holdings, Inc. and Delvoy, Inc.; Senior Vice
                           President of Founders CBO Corporation; and Director of Delaware International Advisers Ltd.

                           Director, HYPPCO Finance Company Ltd.

                           Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA

Michael P. Bishof          Senior Vice President and Treasurer of the
                           Registrant, each of the other funds in the Delaware
                           Investments family and Founders Holdings, Inc.;
                           Senior Vice President/Investment Accounting of
                           Delaware Management Company; Delaware Management
                           Company, Inc. and Delaware Service Company, Inc.;
                           Senior Vice President and Treasurer/ Manager,
                           Investment Accounting of Delaware Distributors, L.P.
                           and Delaware Investment Advisers ; Assistant
                           Treasurer of Founders CBO Corporation; and Senior
                           Vice President and Manager of Investment Accounting of Delaware International Holdings Ltd.

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(continued)



Name and Principal         Positions and Offices with the Manager and its
Business Address *         Affiliates and Other Positions and Offices Held
------------------         -----------------------------------------------
Joseph H. Hastings         Senior Vice President/Corporate Controller and
                           Treasurer of Delaware Management Holdings, Inc., DMH
                           Corp., Delaware Management Company, Delaware
                           Management Company, Inc., Delaware Distributors,
                           Inc., Delaware Capital Management, Inc., Delaware
                           Distributors, L.P., Delaware Service Company, Inc.,
                           Delaware International Holdings Ltd. and Delvoy,
                           Inc.; Senior Vice President/Corporate Controller of the Registrant, each of the other funds in the Delaware Investments family and Founders Holdings,
                           Inc.; Executive Vice President, Chief Financial
                           Officer and Treasurer of Delaware Management Trust
                           Company; Chief Financial Officer and Treasurer of
                           Delaware Investment & Retirement Services, Inc.;
                           Senior Vice President/Assistant Treasurer of Founders
                           CBO Corporation; and Treasurer of Lincoln Funds
                           Corporation.

Michael T. Taggart         Senior Vice President/Facilities Management and
                           Administrative Services of Delaware Management
                           Company and Delaware Management Company, Inc.

Douglas L. Anderson
                           Senior Vice President/Operations of Delaware
                           Management Company, Delaware Management Company, Inc., Delaware Investment and Retirement Services, Inc. and Delaware Service Company, Inc.; Senior Vice President/ Operations and Director of Delaware Management Trust Company

James L. Shields           Senior Vice President/Chief Information Officer of
                           Delaware Management Company, Delaware Management
                           Company, Inc., Delaware Service Company, Inc. and
                           Delaware Investment & Retirement Services, Inc.

Eric E. Miller             Vice President, Assistant Secretary and Deputy
                           General Counsel of the Registrant and each of the other funds in the Delaware Investments family, Delaware Management Company, Delaware Management
                           Company, Inc., Delaware Management Holdings, Inc.,
                           DMH Corp., Delaware Distributors, L.P., Delaware
                           Distributors Inc., Delaware Service Company, Inc.,
                           Delaware Management Trust Company, Founders Holdings,
                           Inc., Delaware Capital Management, Inc. and Delaware
                           Investment & Retirement Services, Inc.; and Vice
                           President and Assistant Secretary of Delvoy, Inc. and
                           Delaware Investment Advisers.


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(continued)

Name and Principal         Positions and Offices with the Manager and its
Business Address *         Affiliates and Other Positions and Offices Held
------------------         -----------------------------------------------
Richelle S. Maestro        Vice President and Assistant Secretary of Delaware
                           Management Company, Delaware Management Company,
                           Inc., Delaware Investment Advisers, the Registrant, each of the other funds in the Delaware Investments family, Delaware Management Holdings, Inc., Delaware
                           Distributors, L.P., Delaware Distributors, Inc.,
                           Delaware Service Company, Inc., DMH Corp., Delaware
                           Management Trust Company, Delaware Capital
                           Management, Inc., Delaware Investment & Retirement
                           Services, Inc., Founders Holdings, Inc. and Delvoy,
                           Inc.; Vice President and Secretary of Delaware
                           International Holdings Ltd.; and Secretary of
                           Founders CBO Corporation;

                           Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA

Richard Salus(1)           Vice President/Assistant Controller of Delaware
                           Management Company, Delaware Management Company, Inc.
                           and Delaware Management Trust Company

Bruce A. Ulmer             Vice President/Director of LNC Internal Audit of
                           Delaware Management Company, Delaware Management
                           Company, Inc., the Registrant, each of the other funds in the Delaware Investments family, Delaware
                           Management Holdings, Inc., DMH Corp., Delaware
                           Management Trust Company and Delaware Investment &
                           Retirement Services, Inc.; Vice President/Director of
                           Internal Audit of Delvoy, Inc.

Susan L. Hanson            Vice President/Strategic Planning of Delaware
                           Management Company, Delaware Management Company, Inc.
                           and Delaware Service Company, Inc.

Christopher Adams          Vice President/Strategic Planning of Delaware
                           Management Company, Delaware Management Company, Inc.
                           and Delaware Service Company, Inc.

Dennis J. Mara(2)          Vice President/Acquisitions of Delaware Management
                           Company and Delaware Management Company, Inc.

Scott Metzger              Vice President/Business Development of Delaware
                           Management Company, Delaware Management Company, Inc.
                           and Delaware Service Company, Inc.


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(continued)

Name and Principal         Positions and Offices with the Manager and its
Business Address *         Affiliates and Other Positions and Offices Held
------------------         -----------------------------------------------
Lisa O. Brinkley           Vice President/Compliance of Delaware Management
                           Company, Delaware Management Company, Inc., the
                           Registrant, each of the other funds in the Delaware
                           Investments family, DMH Corp., Delaware Distributors,
                           L.P., Delaware Distributors, Inc., Delaware Service
                           Company, Inc., Delaware Management Trust Company,
                           Delaware Capital Management, Inc. and Delaware
                           Investment & Retirement Services, Inc.; Vice
                           President of Delvoy, Inc.

Rosemary E. Milner         Vice President/Legal Registrations of Delaware
                           Management Company, Delaware Management Company,
                           Inc., the Registrant, each of the other funds in the Delaware Investments family, Delaware Distributors,
                           L.P. and Delaware Distributors, Inc.

Gerald T. Nichols          Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Delaware Management Company,
                           Inc., Delaware Investment Advisers, the Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Investments family; Vice President of Founders Holdings, Inc.;
                           and Treasurer, Assistant Secretary and Director of
                           Founders CBO Corporation

Paul A. Matlack            Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Delaware Management Company,
                           Inc., Delaware Investment Advisers, the Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Investments family; Vice President of Founders Holdings, Inc.;
                           and President and Director of Founders CBO
                           Corporation.

Gary A. Reed               Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Delaware Management Company,
                           Inc., Delaware Investment Advisers, the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Investments family and Delaware
                           Capital Management, Inc.

Patrick P. Coyne           Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Delaware Management Company,
                           Inc., Delaware Investment Advisers, the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Investments family and Delaware
                           Capital Management, Inc.

Roger A. Early             Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Delaware Management Company,
                           Inc., Delaware Investment Advisers, the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Investments family

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(continued)

Name and Principal         Positions and Offices with the Manager and its
Business Address *         Affiliates and Other Positions and Offices Held
------------------         -----------------------------------------------
Mitchell L. Conery(3)      Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Delaware Management Company,
                           Inc., Delaware Investment Advisers, the Registrant and each of the tax-exempt and fixed income funds in the Delaware Investments family

George H. Burwell          Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Delaware Management Company,
                           Inc., the Registrant and each of the equity funds in the Delaware Investments family

John B. Fields             Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Delaware Management Company,
                           Inc., Delaware Investment Advisers, the Registrant and each of the equity funds in the Delaware
                           Investments family and Delaware Capital Management,
                           Inc.

Gerald S. Frey(4)          Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Delaware Management Company,
                           Inc., the Registrant and each of the equity funds in the Delaware Investments family

Christopher Beck(5)        Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Delaware Management Company,
                           Inc., Delaware Investment Advisers, the Registrant and each of the equity funds in the Delaware
                           Investments family

Elizabeth H. Howell(6)     Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Delaware Management Company, Inc.
                           and the Delaware-Voyageur Tax-Free Minnesota
                           Intermediate, Delaware-Voyageur Minnesota Insured,
                           Delaware-Voyageur Tax-Free Minnesota,
                           Delaware-Voyageur Tax-Free Idaho, Delaware-Voyageur
                           Tax-Free Kansas, Delaware-Voyageur Tax-Free Missouri,
                           Delaware-Voyageur Tax-Free Oregon, Delaware-Voyageur
                           Tax-Free Washington, Delaware-Voyageur Tax-Free Iowa and Delaware-Voyageur Tax-Free Wisconsin Funds.

Andrew M. McCullagh(7)     Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Delaware Management Company, Inc.
                           and the Delaware-Voyageur Tax-Free Arizona Insured,
                           Delaware-Voyageur Tax-Free Arizona, Delaware-Voyageur
                           Tax-Free California Insured, Delaware-Voyageur
                           Tax-Free Colorado, Delaware-Voyageur Tax-Free New
                           Mexico, Delaware-Voyageur Tax-Free North Dakota and
                           Delaware-Voyageur Tax-Free Utah Funds.


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(continued)

Name and Principal         Positions and Offices with the Manager and its
Business Address *         Affiliates and Other Positions and Offices Held
------------------         -----------------------------------------------
Babak Zenouzi              Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Delaware Management Company,
                           Inc., the Registrant and each of the equity funds and the closed-end funds in the Delaware Investments family

Paul Grillo                Vice President/Portfolio Manager of Delaware
                           Management Company, Delaware Management Company,
                           Inc., the Registrant, Delaware Investment Advisers and each of the tax-exempt and fixed income funds in the Delaware Investments family

Marshall T. Bassett        Vice President/Portfolio Manager of Delaware
                           Management Company, Delaware Management Company,
                           Inc., Delaware Investment Advisers and each of the equity funds in the Delaware Investments family.

John Heffern               Vice President/Portfolio Manager of Delaware
                           Management Company, Delaware Management Company, Inc.
                           and each of the equity funds in the Delaware
                           Investments family.

Mary Ellen Carrozza        Vice President/Client Services of Delaware Management
                           Company, Delaware Management Company, Inc., Delaware
                           Investment Advisers and Delaware Pooled Trust, Inc.


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.


(1)      SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
(2) CORPORATE CONTROLLER, IIS prior to July 1997 and DIRECTOR, FINANCIAL PLANNING, Decision One prior to March 1996.
(3)      INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
(4)      SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to June 1996.
(5)      SENIOR PORTFOLIO MANAGER, Pitcairn Trust Company prior to May 1997.
(6)      SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to May
         1997.
(7) SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, Voyageur Asset Management LLC prior to May 1997.

PART C - Other Information
(continued)



             Delaware International Advisers Ltd. ("Delaware International") serves as sub-investment adviser to the International Equity, Global Bond and Emerging Markets Series of the Registrant. Delaware International serves as sub-adviser to Strategic Income Series. In addition, Delaware International also serves as investment manager or sub-adviser to certain other funds in the Delaware Investments family (Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc. and Delaware Group Income Funds, Inc.) and other institutional accounts.

             Information regarding the officers and directors of Delaware International and the positions they have held with the Registrant during the past two fiscal years is provided below.

Name and Principal                 Positions and Offices with Delaware International Advisers Ltd.
Business Address                   and its Affiliates and Other Positions and Offices Held
------------------                 --------------------------------------------------------
*Wayne A. Stork                    Chairman of the Board, President, Chief Executive Officer, Chief Investment
                                   Officer and Director of Delaware Management Company, Inc.; Chairman of the
                                   Board, President, Chief Executive Officer and Director of DMH Corp.,
                                   Delaware Distributors, Inc. and Founders Holdings, Inc.; Chairman, Chief
                                   Executive Officer and Director of Delaware International Holdings Ltd. and
                                   Delaware International Advisers Ltd.; Chairman of the Board and Director of
                                   the Registrant, each of the other funds in the Delaware Investments family,
                                   Delaware Management Holdings, Inc. and Delaware Capital Management, Inc.;
                                   President and Chief Executive Officer of Delvoy, Inc.;  Chairman of Delaware
                                   Distributors, L.P.;  Director of Delaware Service Company, Inc. and Delaware
                                   Investment & Retirement Services, Inc.; Chairman of the Board, President,
                                   Chief Executive Officer and Chief Investment Officer of Delaware Management
                                   Company and Delaware Investment Advisers; and Trustee of Delaware
                                   Management Business Trust.

**G. Roger H. Kitson               Vice Chairman and Director of Delaware International Advisers Ltd.

**Ian G. Sims                      Deputy Managing Director/ Chief Investment Officer/Global Fixed Income and
                                   Director of Delaware International Advisers Ltd.

**David G. Tilles                  Managing Director, Chief Investment Officer and Director of Delaware
                                   International Advisers Ltd. and Chief Investment Officer and Director of
                                   Delaware International Holdings, Ltd.

**John Emberson                    Secretary, Compliance Officer, Finance Director and Director of Delaware
                                   International Advisers Ltd.


 * Business address of each is 1818 Market Street, Philadelphia, PA 19103.
** Business address of each is Third Floor, 80 Cheapside, London, England EC2V 6EE.

PART C - Other Information
(continued)

Name and Principal                 Positions and Offices with Delaware International Advisers Ltd.
Business Address                   and its Affiliates and Other Positions and Offices Held
----------------                   -------------------------------------------------------
**Nigel G. May                     Director/Head of Pacific Basin Group and Director of Delaware International
                                   Advisers Ltd.

**Elizabeth A. Desmond             Director/Head of European Group and Director of Delaware International
                                   Advisers Ltd.

*David K. Downes                   Director of Delaware International Advisers Ltd. and Delaware Voyageur
                                   Holding, Inc.; Executive Vice President, Chief Operating Officer and Chief
                                   Financial Officer of Delaware Management Company and Delaware Investment
                                   Advisers; Trustee of Delaware Management Business Trust; Executive Vice
                                   President, Chief Operating Officer, Chief Financial Officer and Director of
                                   Delaware Management Company, Inc., DMH Corp, Delaware Distributors, Inc.,
                                   Founders Holdings, Inc. and Delvoy, Inc.; Executive Vice President, Chief
                                   Operating Officer and Chief Financial Officer of the Registrant and each of the other funds in the Delaware Investments family, Delaware Management
                                   Holdings, Inc., Founders CBO Corporation, Delaware Capital Management, Inc.
                                   and Delaware Distributors, L.P.;  President, Chief Executive Officer, Chief
                                   Financial Officer and Director of Delaware Service Company, Inc.; President,
                                   Chief Operating Officer, Chief Financial Officer and Director of Delaware
                                   International Holdings Ltd.; Chairman, Chief Executive Officer and Director of
                                   Delaware Investment & Retirement Services, Inc.; Chairman and Director of
                                   Delaware Management Trust Company; and Vice President of Lincoln Funds
                                   Corporation

                                   Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton
                                   Place, Newtown Square, PA

*Richard G. Unruh, Jr.             Director of Delaware International Advisers Ltd.; Executive Vice President of
                                   Delaware Management Company; Trustee of Delaware Management Business
                                   Trust; Executive Vice President and Director of Delaware Management
                                   Company, Inc.; Executive Vice President of the Registrant, each of the other funds in the Delaware Investments family, Delaware Management Holdings, Inc and Delaware Capital Management, Inc.; President of Delaware Investment
                                   Advisers.

                                   Board of Directors, Chairman of Finance Committee, Keystone Insurance Company
                                   since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman
                                   of Finance Committee, Mid Atlantic, Inc. since 1989, 2040 Market Street,
                                   Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom
                                   Drive, Reston, VA


 * Business address of each is 1818 Market Street, Philadelphia, PA 19103.
** Business address of each is Third Floor, 80 Cheapside, London, England EC2V 6EE.

PART C - Other Information
(continued)



Name and Principal                 Positions and Offices with Delaware International Advisers Ltd.
Business Address                   and its Affiliates and Other Positions and Offices Held
----------------                   -------------------------------------------------------
*Richard J. Flannery               Senior Vice President/Corporate and International Affairs of the Registrant,
                                   each of the other funds in the Delaware Investments family, Delaware
                                   Management Holdings, Inc., DMH Corp., Delaware Management Company,
                                   Delaware Investment Advisers, Delaware Management Company, Inc.,
                                   Delaware Distributors, Inc., Delaware Distributors, L.P., Delaware Management
                                   Trust Company, Delaware Capital Management, Inc., Delaware Service
                                   Company, Inc. and Delaware Investment & Retirement Services, Inc.;
                                   Executive Vice President/Corporate & International Affairs and Director of
                                   Delaware International Holdings Ltd.;  Senior Vice President/ Corporate and
                                   International Affairs and Director of Founders Holdings, Inc. and Delvoy, Inc.;
                                   Senior Vice President of Founders CBO Corporation; and Director of Delaware
                                   International Advisers Ltd.

                                   Director, HYPPCO Finance Company Ltd.

*John C. E. Campbell               Director of Delaware International Advisers Ltd.; and Executive Vice President
                                   of Delaware Investment Advisers.

*George M. Chamberlain, Jr.        Director of Delaware International Advisers Ltd. and Delaware Voyageur
                                   Holding, Inc.; Senior Vice President, General Counsel and Secretary of
                                   Delaware Management Company and Delaware Investment Advisers; Trustee
                                   of Delaware Management Business Trust; Senior Vice President, General
                                   Counsel, Secretary and Director of Delaware Management Company, Inc.,
                                   DMH Corp., Delaware Distributors, Inc., Delaware Service Company, Inc.,
                                   Founders Holdings, Inc., Delaware Capital Management, Inc., Delaware
                                   Investment & Retirement Services, Inc. and Delvoy, Inc.; Senior Vice President,
                                   Secretary and General Counsel of the Registrant, each of the other funds in the
                                   Delaware Investments family, Delaware Distributors, L.P. and Delaware
                                   Management Holdings, Inc.; Senior Vice President and Director of Delaware
                                   International Holdings Ltd.; Executive Vice President, Secretary, General
                                   Counsel and Director of Delaware Management Trust Company; and Secretary
                                   of Lincoln Funds Corporation

*George E. Deming                  Director of Delaware International Advisers Ltd. and Vice President/Senior
                                   Portfolio Manager of Delaware Investment Advisers.


PART C - Other Information
(continued)



Name and Principal                 Positions and Offices with Delaware International Advisers Ltd.
Business Address                   and its Affiliates and Other Positions and Offices Held
----------------                   -------------------------------------------------------
**Timothy W. Sanderson             Senior Portfolio Manager, Deputy Compliance Officer, Director Equity
                                   Research and Director of Delaware International Advisers Ltd.

**Clive A. Gillmore                Senior Portfolio Manager, Director U.S. Mutual Fund Liaison and Director of
                                   Delaware International Advisers Ltd.

**Hamish O. Parker                 Senior Portfolio Manager, Director U.S. Marketing Liaison and Director of
                                   Delaware International Advisers Ltd.

**Gavin A. Hall                    Senior Portfolio Manager of Delaware International Advisers Ltd.

**Robert Akester                   Senior Portfolio Manager of Delaware International Advisers Ltd.

**Hywel Morgan                     Senior Portfolio Manager of Delaware International Advisers Ltd.


* Business address of each is 1818 Market Street, Philadelphia, PA 19103. ** Business address of each is Third Floor, 80 Cheapside, London, England
   EC2V 6EE.


             Vantage Global Advisors, Inc. ("Vantage"), 630 Fifth Avenue, New York, NY 10111, is an indirect, wholly owned subsidiary of Lincoln National Corporation and an affiliate of Delaware Management Company, Inc. Vantage provides investment advice to pension plans, endowments, insurance and commingled products. Vantage serves as sub-adviser to Quantum Series. Vantage also serves as sub-adviser to Delaware Group Equity Funds II, Inc. The directors and officers of Vantage are listed below. Unless otherwise indicated, the principal business address of each person is 630 Fifth Avenue, New York, NY 10111.

Name and Principal                 Positions and Offices with Vantage Global Advisors, Inc.
Business Address                   and its Affiliates and Other Positions and Offices Held
----------------                   -------------------------------------------------------
T. Scott Wittman                   President, Chief Investment Officer and Director of Vantage Global
                                   Advisors, Inc.

Elliot M. Gartner                  Senior Vice President of Vantage Global Advisors, Inc.

John B. Guerard                    Senior Vice President of Vantage Global Advisors, Inc.

Marc C. Viani                      Vice President of Vantage Global Advisors, Inc.


* Business address is 200 East Berry Street, Fort Wayne, IN 46802. ** Business address is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(continued)


Name and Principal                 Positions and Offices with Vantage Global Advisors, Inc.
Business Address                   and its Affiliates and Other Positions and Offices Held
----------------                   -------------------------------------------------------

Florence P. Leong                  Vice President of Vantage Global Advisors, Inc.

Evelyn M. Poy                      Vice President of Vantage Global Advisors, Inc.

Dennis A. Blume                    Director of Vantage Global Advisors, Inc.

                                   Senior Vice President and Director of Lincoln Investment Management, Inc.
                                   since 1982, 200 East Berry Street, Fort Wayne, IN; Director of Lynch & Mayer,
                                   Inc. since 1996, 520 Madison Avenue, New York, NY

*H. Thomas McMeekin                Director of Vantage Global Advisors, Inc.

                                   President and Director of Lincoln Investment Management, Inc., Lincoln National
                                   Convertible Securities Fund, Inc., Lincoln National Income Fund, Inc. since
                                   1994; Executive Vice President and Chief Investment Officer of Lincoln National
                                   Corporation since 1994; President, Chief Executive Officer and Director of
                                   Lincoln National Mezzanine Corporation, 200 East Berry Street, Fort Wayne, IN;
                                   Director of Lynch & Mayer, Inc., 520 Madison Avenue, New York, NY

**Bruce D. Barton                  Director of Vantage Global Advisors, Inc.

                                   President and Chief Executive Officer of Delaware Distributors, L.P. since
                                   1996, 1818 Market Street, Philadelphia, PA


* Business address is 200 East Berry Street, Fort Wayne, IN 46802. ** Business address is 1818 Market Street, Philadelphia, PA 19103.


             Lincoln Investment Management Company, Inc. serves as sub-adviser to the REIT Series . Lincoln Investment Management Company, Inc. also serves as sub-adviser to Delaware Pooled Trust, Inc. In addition, Lincoln Investment Management Company, Inc. serves as investment manager to Lincoln National Convertible Securities Fund, Inc., Lincoln National Income Fund, Inc., Lincoln National Aggressive Growth Fund, Inc., Lincoln National Bond Fund, Inc., Lincoln National Capital Appreciation Fund, Inc., Lincoln National Equity-Income Fund, Inc., Lincoln National Global Asset Allocation Fund, Inc., Lincoln National Growth and Income Fund, Inc., Lincoln National International Fund, Inc., Lincoln National Managed Fund, Inc., Lincoln National Money Market Fund, Inc., Lincoln National Social Awareness Fund, Inc., Lincoln National Special Opportunities Fund, Inc. and to other clients. Lincoln Investment Management Company, Inc. is registered with the Securities and Exchange Commission as an investment adviser and has acted as an investment adviser to investment companies for over 40 years.

PART C - Other Information
(continued)



             Information regarding the officers and directors of Lincoln Investment Management Company, Inc. and the positions they held during the past two years follows:

Name and Principal                 Positions and Offices with Lincoln Investment Management Company, Inc.
Business Address                   and its Affiliates and Other Positions and Offices Held
----------------                   ----------------------------------------------------------------------

*H. Thomas McMeekin                President and Director of Lincoln Investment Management, Inc., Lincoln
                                   National Convertible Securities Fund, Inc. and Lincoln National Income Fund,
                                   Inc.; President, Chief Executive Officer and Director of Lincoln National
                                   Mezzanine Corporation; Executive Vice President (previously Senior Vice
                                   President) and Chief Investment Officer of Lincoln National Corporation; and
                                   Director of The Lincoln National Life Insurance Company, Lynch & Mayer,
                                   Inc. and Vantage Global Advisors, Inc.

*Dennis A. Blume                   Senior Vice President and Director of Lincoln Investment Management, Inc.
                                   and Lincoln National Realty Corporation; and Director of Lynch & Mayer, Inc.
                                   and Vantage Global Advisors, Inc.

*Steven R. Brody                   Director, Senior Vice President of Lincoln Investment Management, Inc.;
                                   Director and Vice President of Lincoln National Mezzanine Corporation; Vice
                                   President of The Lincoln National Life Insurance Company; Director of Lincoln
                                   National Realty Corporation; Treasurer of Lincoln National Convertible
                                   Securities Fund, Inc. and Lincoln National Income Fund, Inc.; and Assistant
                                   Treasurer of Lincoln Financial Group, Inc., Lincoln National Aggressive
                                   Growth Fund, Inc., Lincoln National Bond Fund, Inc., Lincoln National Capital
                                   Appreciation Fund, Inc., Lincoln National Equity-Income Fund, Inc., Lincoln
                                   National Global Asset Allocation Fund, Inc., Lincoln National Growth and
                                   Income Fund, Inc., Lincoln National Health & Casualty Insurance Company,
                                   Lincoln National International Fund, Inc., Lincoln National Life Reinsurance
                                   Company, Lincoln National Managed Fund, Inc., Lincoln National Money
                                   Market Fund, Inc., Lincoln National Reassurance Company, Lincoln National
                                   Social Awareness Fund, Inc. and Lincoln National Special Opportunities Fund,
                                   Inc.

*Ann L. Warner                     Senior Vice President (previously Vice President) of Lincoln Investment
                                   Management, Inc.; Second Vice President of Lincoln Life & Annuity Company of New
                                   York; Director of Lincoln National Convertible Securities Fund, Inc.; and
                                   Director and Vice President of Lincoln National Income Fund, Inc.


*Business address is 200 East Berry Street, Fort Wayne, IN 46802.

PART C - Other Information
(continued)

Name and Principal                 Positions and Offices with Lincoln Investment Management Company, Inc.
Business Address                   and its Affiliates and Other Positions and Offices Held
----------------                   ----------------------------------------------------------------------

*JoAnn E. Becker                   Vice President of Lincoln Investment Management, Inc. and The Lincoln
                                   National Life Insurance Company; and Director of LNC Equity Sales
                                   Corporation, The Richard Leahy Corporation and Professional Financial
                                   Planning, Inc.

*David A. Berry                    Vice President of Lincoln Investment Management, Inc., Lincoln National
                                   Convertible Securities Fund, Inc. and Lincoln National Income Fund, Inc.; and
                                   Second Vice President of Lincoln Life & Annuity Company of New York

*Anne E. Bookwalter                Vice President (previously Second Vice President) of Lincoln
                                   Investment Management, Inc.; and Director of Professional Financial Planning,
                                   Inc.

*Philip C. Byrde                   Vice President of Lincoln Investment Management, Inc.

*Patrick R. Chasey                 Vice President of Lincoln Investment Management, Inc.

*Garrett W. Cooper                 Vice President of Lincoln Investment Management, Inc.

*David C. Fischer                  Vice President of Lincoln Investment Management, Inc. and
                                   Lincoln National Income Fund, Inc.

*Luc N. Girard                     Vice President of Lincoln Investment Management, Inc. and The Lincoln
                                   National Life Insurance Company

*Donald P. Groover                 Vice President of Lincoln Investment Management, Inc.

                                   Previously Senior Economist/Senior Consultant, Chalke, Inc., Chantilly, VA

*William N. Holm, Jr.              Vice President of Lincoln Investment Management, Inc.; and Vice President and
                                   Director of Lincoln National Mezzanine Corporation

*Jennifer C. Hom                   Vice President (previously Portfolio Manager) of Lincoln Investment
                                   Management, Inc.


*Business address is 200 East Berry Street, Fort Wayne, IN 46802.

PART C - Other Information
(continued)

Name and Principal                 Positions and Offices with Lincoln Investment Management Company, Inc.
Business Address                   and its Affiliates and Other Positions and Offices Held
----------------                   ----------------------------------------------------------------------
*John A. Kellogg                   Vice President of Lincoln Investment Management, Inc. and Lincoln National
                                   Realty Corporation

*Timothy H. Kilfoil                Vice President of Lincoln Investment Management, Inc.

*Lawrence T. Kissko                Vice President of Lincoln Investment Management, Inc.; Vice President and
                                   Director Lincoln National Realty Corporation; and Vice President of The
                                   Lincoln National Life Insurance Company

*Walter M. Korinke                 Vice President of Lincoln Investment Management, Inc.

*Lawrence M. Lee                   Vice President of Lincoln Investment Management, Inc. and Lincoln National
                                   Realty Corporation

*John David Moore                  Vice President of Lincoln Investment Management, Inc.

*Oliver H. G. Nichols              Vice President of Lincoln Investment Management, Inc., The Lincoln National
                                   Life Insurance Company and Lincoln National Realty Corporation

*David C. Patch                    Vice President of Lincoln Investment Management, Inc.

*Joseph T. Pusateri                Vice President of Lincoln Investment Management, Inc. and Lincoln National
                                   Realty Corporation

*Gregory E. Reed                   Vice President of Lincoln Investment Management, Inc.

*Bill L. Sanders                   Vice President of Lincoln Investment Management, Inc.; and Sales Vice
                                   President of The Lincoln National Life Insurance Company

*Milton W. Shuey                   Vice President of Lincoln Investment Management, Inc.

*Gerald M. Weiss                   Vice President of Lincoln Investment Management, Inc.


*Business address is 200 East Berry Street, Fort Wayne, IN 46802.

PART C - Other Information
(continued)

Name and Principal                 Positions and Offices with Lincoln Investment Management Company, Inc.
Business Address                   and its Affiliates and Other Positions and Offices Held
----------------                   ----------------------------------------------------------------------

**Jon A. Boscia                    Director (previously President) of Lincoln Investment Management, Inc.; Director
                                   of Lincoln National Foundation, Inc., Lincoln Life & Annuity Company of New York
                                   and First Penn-Pacific Life Insurance Company; President, Chief Executive
                                   Officer and Director of The Lincoln National Life Insurance Company; and
                                   President of Lincoln Financial Group, Inc.

*Janet C. Whitney                  Vice President and Treasurer of Lincoln Investment Management, Inc., The
                                   Financial Alternative, Inc., Financial Alternative Resources, Inc., Financial
                                   Choices, Inc., Financial Investments, Inc., Financial Investment Services, Inc.,
                                   The Financial Resources Department, Inc., Investment Alternatives, Inc., The
                                   Investment Center, Inc., The Investment Group, Inc., LNC Administrative
                                   Services Corporation, LNC Equity Sales Corporation, The Richard Leahy
                                   Corporation, Lincoln National Aggressive Growth Fund, Inc., Lincoln National
                                   Bond Fund, Inc., Lincoln National Capital Appreciation Fund, Inc., Lincoln
                                   National Equity-Income Fund, Inc., Lincoln National Global Assets Allocation
                                   Fund, Inc., Lincoln National Growth and Income Fund, Inc., Lincoln National
                                   Health & Casualty Insurance Company, Lincoln National Intermediaries, Inc.,
                                   Lincoln National International Fund, Inc., Lincoln National Managed Fund,
                                   Inc., Lincoln National Management Services, Inc., Lincoln National Mezzanine
                                   Corporation, Lincoln National Money Market Fund, Inc. Lincoln National
                                   Realty Corporation, Lincoln National Risk Management, Inc., Lincoln National
                                   Social Awareness Fund, Inc., Lincoln National Special Opportunities Fund, Inc.,
                                   Lincoln National Structured Settlement, Inc., Personal Financial Resources, Inc.,
                                   Personal Investment Services, Inc., Special Pooled Risk Administrators, Inc.,
                                   Underwriters & Management Services, Inc.; Vice President and Treasurer
                                   (previously Vice President and General Auditor) of Lincoln National
                                   Corporation; and Assistant Treasurer of First Penn-Pacific Life Insurance
                                   Company


* Business address is 200 East Berry Street, Fort Wayne, IN 46802. ** Business address is 1300 S. Clinton Street, Fort Wayne, IN 46802.

PART C - Other Information
(continued)


Name and Principal                 Positions and Offices with Lincoln Investment Management Company, Inc.
Business Address                   and its Affiliates and Other Positions and Offices Held
----------------                   ----------------------------------------------------------------------

*C. Suzanne Womack                 Secretary of Lincoln Investment Management, Inc., Corporate Benefit Systems
                                   Services Corporation, The Financial Alternative, Inc., Financial Alternative
                                   Resources, Inc., Financial Choices, Inc., The Financial Resources Department,
                                   Inc., Financial Investment Services, Inc., Financial Investments, Inc., Insurance
                                   Services, Inc., Investment Alternatives, Inc., The Investment Center, Inc. (TN),
                                   The Investment Group, Inc., LNC Administrative Services Corporation, LNC
                                   Equity Sales Corporation, The Richard Leahy Corporation, Lincoln Life
                                   Improved Housing, Inc., Lincoln National (China) Inc., Lincoln National
                                   Convertible Securities Fund, Inc., Lincoln National Health & Casualty
                                   Insurance Company, Lincoln National Income Fund, Inc., Lincoln National
                                   Intermediaries, Inc., Lincoln National Life Reinsurance Company, Lincoln
                                   National Management Services, Inc., Lincoln National Mezzanine Corporation,
                                   Lincoln National Realty Corporation, Lincoln National Reassurance Company,
                                   Lincoln National Reinsurance Company (Barbados) Limited, Lincoln National
                                   Reinsurance Company Limited, Lincoln National Risk Management, Inc.,
                                   Lincoln National Structured Settlement, Inc., Old Fort Insurance Company, Ltd.,
                                   Personal Financial Resources, Inc., Personal Investment Services, Inc.,
                                   Professional Financial Planning, Inc., Reliance Life Insurance Company of
                                   Pittsburgh, Special Pooled Risk Administrators, Inc. and Underwriters &
                                   Management Services, Inc.; Vice President, Secretary and Director of Lincoln
                                   National Foundation, Inc.; Secretary and Assistant Vice President of Lincoln
                                   National Corporation and The National Life Insurance Company; and Assistant
                                   Secretary of Lincoln National Aggressive Growth Fund, Inc., Lincoln National
                                   Bond Fund, Inc., Lincoln National Capital Appreciation Fund, Inc., Lincoln
                                   National Equity-Income Fund, Inc., Lincoln National Global Asset Allocation
                                   Fund, Inc., Lincoln National Growth and Income Fund, Inc., Lincoln National
                                   International Fund, Inc., Lincoln National Managed Fund, Inc., Lincoln
                                   National Money Market Fund, Inc., Lincoln National Social Awareness Fund,
                                   Inc., Lincoln National Special Opportunities Fund, Inc., Lincoln National
                                   Variable Annuity Funds A & B and Lincoln Life & Annuity Company of New
                                   York



*Business address is 200 East Berry Street, Fort Wayne, IN 46802.

PART C - Other Information
(continued)



Item 29.     Principal Underwriters.

             (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group.

             (b)    Information with respect to each officer or partner of
                     principal underwriter:


Name and Principal                                Positions and Offices                     Positions and Offices
Business Address *                                with Underwriter                          with Registrant
------------------                                ----------------                          ---------------

Delaware Distributors, Inc.                       General Partner                           None

Delaware Investment Advisers                      Limited Partner                           None

Delaware Capital Management, Inc.                 Limited Partner                           None

Wayne A. Stork                                    Chairman                                  Chairman

Bruce D. Barton                                   President and Chief Executive             None
                                                  Officer

David K. Downes                                   Executive Vice President,                 Executive Vice
                                                  Chief Operating Officer                   President/Chief
                                                  and Chief Financial Officer               Operating Officer/
                                                                                            Chief Financial Officer

George M. Chamberlain, Jr.                        Senior Vice President/                    Senior Vice President/
                                                  Secretary/General Counsel                 Secretary/General Counsel

Richard J. Flannery                               Senior Vice President/Corporate           Senior Vice President/
                                                  and International Affairs                 Corporate and
                                                                                            International Affairs

Joseph H. Hastings                                Senior Vice President/                    Senior Vice President/
                                                  Corporate Controller &                    Corporate Controller
                                                  Treasurer


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(continued)


Name and Principal                                Positions and Offices                     Positions and Offices
Business Address *                                with Underwriter                          with Registrant
------------------                                ----------------                          ---------------
Terrence P. Cunningham                            Senior Vice President/                    None
                                                  Financial Institutions

Thomas E. Sawyer                                  Senior Vice President/                    None
                                                  National Sales Director

Dana B. Hall                                      Senior Vice President                     None

Mac McAuliffe                                     Senior Vice President/Sales               None
                                                  Manager, Western Division

William F. Hostler                                Senior Vice President/                    None
                                                  Marketing Services

J. Chris Meyer                                    Senior Vice President/                    None
                                                  Director Product
                                                  Management

Stephen H. Slack                                  Senior Vice
                                                  President/Wholesaler                      None

William M. Kimbrough                              Senior Vice
                                                  President/Wholesaler                      None

Daniel J. Brooks                                  Senior Vice
                                                  President/Wholesaler                      None

Bradley L. Kolstoe                                Senior Vice President/                    None
                                                  Western Division Sales
                                                  Manager

Henry W. Orvin                                    Senior Vice President/                    None
                                                  Eastern Division Sales
                                                  Manager

Michael P. Bishof                                 Senior Vice President and                 Senior Vice
                                                  Treasurer/ Manager,                       President/Treasurer
                                                  Investment Accounting


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(continued)


Name and Principal                                Positions and Offices                     Positions and Offices
Business Address *                                with Underwriter                          with Registrant
------------------                                ----------------                          ---------------
Eric E. Miller                                    Vice President/Assistant                   Vice President/
                                                  Secretary/Deputy General                   Assistant Secretary/
                                                  Counsel                                    Deputy General Counsel

Richelle S. Maestro                               Vice President/                            Vice President/
                                                  Assistant Secretary                        Assistant Secretary

Lisa O. Brinkley                                  Vice President/Compliance                  Vice President/
                                                                                             Compliance

Rosemary E. Milner                                Vice President/Legal                       Vice President/Legal
                                                  Registrations                              Registrations

Daniel H. Carlson                                 Vice President/Strategic
                                                  Marketing                                  None

Diane M. Anderson                                 Vice President/Plan Record
                                                  Keeping and Administration                 None

Anthony J. Scalia                                 Vice President/Defined
                                                  Contribution Sales,                        None
                                                  SW Territory

Courtney S. West                                  Vice President/Defined
                                                  Contribution Sales,                        None
                                                  NE Territory

Denise F. Guerriere                               Vice President/Client
                                                  Services                                   None

Gordon E. Searles                                 Vice President/Client
                                                  Services                                   None

Julia R. Vander Els                               Vice President/Participant
                                                  Services                                   None

Jerome J. Alrutz                                  Vice President/Retail Sales                None


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(continued)


Name and Principal                                Positions and Offices                     Positions and Offices
Business Address *                                with Underwriter                          with Registrant
------------------                                ----------------                          ---------------
Scott Metzger                                     Vice President/Business                   Vice President/Business
                                                  Development                               Development

Stephen C. Hall                                   Vice President/
                                                  Institutional Sales                       None

Gregory J. McMillan                               Vice President/National
                                                  Accounts                                  None

Christopher H. Price                              Vice President/Manager,                   None
                                                  Insurance

Stephen J. DeAngelis                              Vice President/Product                    None
                                                  Development

Andrew W. Whitaker                                Vice President/Financial
                                                  Institutions                              None

Jesse Emery                                       Vice President/ Marketing                 None
                                                  Communications

Darryl S. Grayson                                 Vice President, Broker/
                                                  Dealer Internal Sales                     None

Dinah J. Huntoon                                  Vice President/Product                    None
                                                  Manager Equity

Soohee Lee                                        Vice President/Fixed                      None
                                                  Income Product
                                                  Management

Michael J. Woods                                  Vice President/ UIT                       None
                                                  Product Management

Ellen M. Krott                                    Vice President/Marketing                  None


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(continued)


Name and Principal                                Positions and Offices                     Positions and Offices
Business Address *                                with Underwriter                           with Registrant
------------------                                ----------------                           ---------------
Dale L. Kurtz                                     Vice President/Marketing
                                                  Support                                    None

Holly W. Reimel                                   Vice President/Manager,
                                                  Key Accounts                               None

David P. Anderson                                 Vice President/Wholesaler                  None

Lee D. Beck                                       Vice President/Wholesaler                  None

Gabriella Bercze                                  Vice President/Wholesaler                  None

Terrence L. Bussard                               Vice President/Wholesaler                  None

William S. Carroll                                Vice President/Wholesaler                  None

William L. Castetter                              Vice President/Wholesaler                  None

Thomas J. Chadie                                  Vice President/Wholesaler                  None

Thomas C. Gallagher                               Vice President/Wholesaler                  None

Douglas R. Glennon                                Vice President/Wholesaler                  None

Ronald A. Haimowitz                               Vice President/Wholesaler                  None

Christopher L. Johnston                           Vice President/Wholesaler                  None

Michael P. Jordan                                 Vice President/Wholesaler                  None

Jeffrey A. Keinert                                Vice President/Wholesaler                  None

Thomas P. Kennett                                 Vice President/ Wholesaler                 None

Debbie A. Marler                                  Vice President/Wholesaler                  None

Nathan W. Medin                                   Vice President/Wholesaler                  None

Roger J. Miller                                   Vice President/Wholesaler                  None


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(continued)


Name and Principal                                Positions and Offices                     Positions and Offices
Business Address *                                with Underwriter                          with Registrant
------------------                                ----------------                          ---------------
Patrick L. Murphy                                 Vice President/Wholesaler                 None

Stephen C. Nell                                   Vice President/Wholesaler                 None

Julia A. Nye                                      Vice President/Wholesaler                 None

Joseph T. Owczarek                                Vice President/Wholesaler                 None

Mary Ellen Pernice-Fadden                         Vice President/Wholesaler                 None

Mark A. Pletts                                    Vice President/Wholesaler                 None

Philip G. Rickards                                Vice President/Wholesaler                 None

Laura E. Roman                                    Vice President/Wholesaler                 None

Linda Schulz                                      Vice President/Wholesaler                 None

Edward B. Sheridan                                Vice President/Wholesaler                 None

Robert E. Stansbury                               Vice President/Wholesaler                 None

Julia A. Stanton                                  Vice President/Wholesaler                 None

Larry D. Stone                                    Vice President/Wholesaler                 None

Edward J. Wagner                                  Vice President/Wholesaler                 None

Wayne W. Wagner                                   Vice President/Wholesaler                 None

John A. Wells                                     Vice President/Marketing
                                                  Technology                                None

Scott Whitehouse                                  Vice President/Wholesaler                 None

Frank C. Tonnemaker                               Vice President                            None


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(continued)


             (c)      Inapplicable.

Item 30.     Location of Accounts and Records.

             All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103, in London at Third Floor, 80 Cheapside, London, England EC2V 6EE, in New York at 630 Fifth Avenue, New York, NY 10111, or in Fort Wayne at 200 East Berry Street, Fort Wayne, IN 46802 or 1300 S. Clinton Street, Fort Wayne, IN 46802.

Item 31.     Management Services.  None.

Item 32.     Undertakings.

             (a)      Not Applicable.

             (b) The Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the public offering of shares of the REIT Series.

             (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

             (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 13th day of March.
                                             DELAWARE GROUP PREMIUM FUND, INC.

                                              By /s/Wayne A. Stork
                                                 -------------------------------
                                                      Wayne A. Stork
                                                         Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

     Signature                                                 Title                                      Date
     ---------                                                 -----                                      ----

/s/ Wayne A. Stork                                Chairman of the Board and Director                     March 13, 1998
-------------------------------
Wayne A. Stork


/s/David K. Downes                                Executive Vice President/Chief Operating               March 13, 1998
-------------------------------                   Officer/Chief Financial Officer (Principal
David K. Downes                                   Financial Officer and Principal Accounting
                                                  Officer)


/s/Walter P. Babich                               Director                                               March 13, 1998
-------------------------------
Walter P. Babich

/s/Anthony D. Knerr                               Director                                               March 13, 1998
-------------------------------
Anthony D. Knerr

/s/Ann R. Leven                                   Director                                               March 13, 1998
-------------------------------
Ann R. Leven

/s/W. Thacher Longstreth                          Director                                               March 13, 1998
-------------------------------
W. Thacher Longstreth

/s/ Thomas F. Madison                             Director                                               March 13, 1998
-------------------------------
Thomas F. Madison

/s/ Jeffrey J. Nick                               Director                                               March 13, 1998
-------------------------------
Jeffrey J. Nick

/s/Charles E. Peck                                Director                                               March 13, 1998
-------------------------------
Charles E. Peck

                                                   *By /s/ Wayne A. Stork
                                                       ------------------------------
                                                           Wayne A. Stork
                                                        as Attorney-in-Fact
                                                 for each of the persons indicated



                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A













             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                               INDEX TO EXHIBITS

Exhibit No.     Exhibit
-----------     -------

EX-99.B1F       Articles Supplementary (March 1998)

EX-99.B9EI      Executed Amendment No. 7 to Delaware Group of Funds Fund
                Accounting Agreement

EX-99.B9EII     Executed Amendment No. 8 to Delaware Group of Funds Fund
                Accounting Agreement

EX-99.B9EIII    Form of Amendment No. 9 to Delaware Group of Funds Fund
                Accounting Agreement

EX-99.B10       Opinion of Counsel

EX-99.B19       Directors' Power of Attorney